UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05740

Putnam Managed Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Annual Report
Putnam Managed
Municipal Income
Trust
October 31, 2025
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : The Fund has implemented a managed distribution plan (the "Distribution Plan") whereby the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025, the Fund made monthly distributions to shareholders at the rate of $0.0238 per share. Effective May 1, 2025, the Fund intends to make monthly distributions to shareholders at the rate of $0.0265 per share. Management will generally distribute amounts necessary to satisfy the Distribution Plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").
The Distribution Plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the Distribution Plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the Distribution
Plan.
The Board may amend the terms of the Distribution Plan or terminate the Distribution Plan at any time without prior notice to the
Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Plan. The amendment or termination of the Distribution Plan could have an adverse effect on the market price of the Fund’s common shares. The Distribution Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 7
Financial Statements 22
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Important Information to Shareholders 36
Annual Meeting of Shareholders 44
Dividend Reinvestment and Cash Purchase Plan 45
Board Members and Officers 47
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Putnam Managed Municipal Income Trust
Dear Shareholder,
This annual report for Putnam Managed Municipal Income
Trust covers the fiscal year ended October 31, 2025 .
Fund Overview
Q. What is the Fund's investment strategy?
A. The goal of the Fund is to seek a high level of current
income exempt from federal income tax. The Fund intends
to achieve its goal by investing in a diversified portfolio of tax-exempt municipal securities which management believes
does not involve undue risk to income or principal. Up to
60% of the Fund’s assets may consist of high-yield tax-
exempt municipal securities that are below investment-grade
and involve special risk considerations. The Fund also uses
leverage, primarily by issuing preferred shares in an effort to enhance the returns for the common shareholders. The
Fund’s shares trade on a stock exchange at market prices,
which may be lower than the Fund’s net asset value.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Over the period, U.S. municipal (muni) bond markets
delivered solid gains despite intermittent volatility and
policy uncertainty. As President Trump began his second
term, early concerns emerged that the muni bond tax
exemption would be repealed or significantly curtailed under the “One Big Beautiful Bill Act” (OBBBA). After months
of negotiations, the exemption remained intact when the
bill was passed in July 2025. U.S. Treasury (UST) yields
declined across the curve as the U.S. Federal Reserve
(Fed) shifted from restrictive policy to gradual easing, cutting rates by a cumulative 100 basis points (bps) to a target
range of 3.75-4.00% at the end of the period. This pivot
reflected moderating inflation, with core CPI declining to
2.3% in April 2025 before rising back to 3.0% by September,
alongside signs of labor market cooling. Economic activity
remained resilient with U.S. gross domestic product growth
rebounding in the second quarter of 2025 after a weak start
to the year. Muni issuance over the last 12 months totaled
approximately US$551 billion, higher than the past few
years average, peaking in June with a one-month record
issuance of US$58.7 billion, according to Barclays. Tariffs
remained a dominant theme following the “Liberation Day”
announcement of sweeping increases, fueling market
uncertainty as negotiations with major trading partners
took several unexpected turns. Early fears of escalating
trade wars subsided as the administration secured
agreements with key partners, reducing pressure on global
supply chains. While the resolution eased geopolitical risk
premiums, the phased implementations of higher tariffs on
select imports are expected to contribute to upward price
pressures in the coming quarters, particularly as companies
deplete their inventories.
Q. How did we respond to these changing market
conditions?
A. We maintained a disciplined approach focused on bottom-
up research and rigorous security selection to uncover
relative value opportunities. In positioning, the Fund was
overweight the longer end of the curve while keeping an
underweight stance in high-quality bonds to optimize risk-
adjusted returns.
Performance Overview
For the 12 months under review, the Fund posted cumulative
total returns of +2.06% in market price terms and +3.16%
in net asset value terms. In comparison, the Bloomberg
Municipal Bond Index, which is a broad measure of the
municipal bond market with maturities of at least one year,
posted a +4.17% total return for the same period
1
. You
can find the Fund’s long-term performance data in the
Performance Summary on page 4 .
The Fund has implemented a managed distribution plan
whereby the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025, the Fund made monthly
Portfolio Composition
10/31/25
% of Total
Investments
Health Care 20.04%
Education 15.65%
Special Tax 15.07%
Housing 10.23%
Local General Obligation 7.66%
Industrial Development Revenue and Pollution
Control 7.64%
Transportation 5.37%
Lease 4.98%
State General Obligation 4.79%
Other Revenue Bonds 4.21%
Utilities 3.85%
Prerefunded 0.51%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
8
.

Putnam Managed Municipal Income Trust

franklintempleton.com
Annual Report
distributions to shareholders at the rate of $0.0238 per
share. Effective May 1, 2025, the Fund intends to make
monthly distributions to shareholders at the rate of$0.0265
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month
and is intended to narrow the discount between the market
price and the NAV of the Fund’s common shares, but there
is no assurance that the plan will be successful in doing
so. For the fiscal year ended October 31, 2025, the Fund
made distributions to shareholders totaling $0.3018 per
share of which $0.0623 will be treated as a return of capital for tax purposes. A return of capital distribution does not
necessarily reflect the Fund's investment performance and
should not be confused with "yield" or "income". The Fund
sends a Form 1099-DIV to shareholders each calendar year
describing how to report the Fund's distributions for federal income tax purposes. Please see “Important Information to
Shareholders” section for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. The Fund’s performance during the period was
primarily driven by strategic yield curve positioning, with an overweight allocation to municipal bonds maturing in 10 and
20 years delivering notable gains. Rating allocation also
contributed modestly, as the positive impact from overweight positions in bonds with no external credit rating and in bonds rated below investment-grade helped offset losses in other
rating categories. Additionally, security selection within AAA rated bonds provided further support, which mitigated some
of the overall downside.
Q. What were the leading detractors from performance?
A. The leading detractors from performance during the
period were primarily linked to the Fund’s overweight
exposure to bonds maturing in 30 years. Overweight
allocation to BBB and BB rated bonds partially offset gains.
Furthermore, security selection detracted from results, driven by selection in AA and A rated bonds.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no substantial changes to the Fund’s overall
positioning and portfolio management process.
Effective May 30, 2025, Paul M Drury retired and stepped
down as a member of the Fund’s portfolio management
team.
Thank you for your continued participation in Putnam
Managed Municipal Income Trust. We look forward to
serving your future investment needs.
Sincerely,
Garrett L Hamilton, CFA
James Conn, CFA
Francisco Rivera
Daniel Workman, CFA
Benjamin C. Barber, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2025, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2025
Putnam Managed Municipal Income Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/25
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
1
Average Annual Total Return
1
Based on
NAV
2
Based on
market price
3
Based on
NAV
2
Based on
market price
3
1-Year +3.16% +2.06% +3.16% +2.06%
5-Year +7.80% +2.60% +1.51% +0.51%
10-Year +37.16% +39.52% +3.21% +3.39%
Symbol: PMM 10/31/25 10/31/24 Change
Net Asset Value (NAV) $6.71 $6.81 -$0.10
Market Price (NYSE) $6.10 $6.28 -$0.18
Distributions Per Share
(11/1/24–10/31/25)
Net Investment
Income
Tax Return
of Capital Total
$0.2395 $0.0623 $0.3018
Distributions Per Remarketed Preferred Share
(11/1/24–10/31/25)
Income Total
Series A (240 shares) $4,894.86 $4,894.86
Series C (1,507 shares) $2,439.20 $2,439.20
See page 6 for Performance Summary footnotes.

Putnam Managed Municipal Income Trust
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
10/31/15–10/31/25

Putnam Managed Municipal Income Trust
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. An investor may be subject to the federal Alternative Minimum Tax , and state and local taxes may apply. These and other risks are discussed in the Fund’s prospectus.
All figures represent past performance and are not a guarantee of future results. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or sale of shares.
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.
1. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
4. Source: Morningstar. Bloomberg Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Managed Municipal Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Per common share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.81 $5.75 $5.94 $8.19 $7.91
Income from investment operations:
Net investment income
a
......................... 0.39 0.35 0.32 0.30 0.31
Net realized and unrealized gains (losses) ........... (0.10) 1.10 (0.09) (2.13) 0.35
Distributions to preferred shareholders from:
Net investment income .......................... (0.11) (0.13) (0.11) (0.03) —
b
Net realized gains ............................. — — — —
b
—
Total from investment operations .................... 0.18 1.32 0.12 (1.86) 0.66
Less distributions to common shareholders from:
Net investment income .......................... (0.24) (0.22) (0.20) (0.29) (0.32)
Net realized gains ............................. — — — (0.03) (0.06)
Tax return of capital ............................ (0.06) (0.07) (0.13) (0.07) —
Total distributions ............................... (0.30) (0.29) (0.33) (0.39) (0.38)
Repurchase of shares (Note 2 ) ..................... 0.02 0.03 0.02 —
b
—
Net asset value, end of year ....................... $6.71 $6.81 $5.75 $5.94 $8.19
Market value, end of year
c
......................... $6.10 $6.28 $5.14 $5.75 $8.25
Total return (based on net asset value per share)
d
....... 3.16% 27.95% (5.69)% (26.35)% 13.11%
Total return (based on market value per share)
d
......... 2.06% 23.58% 1.87% (23.46)% 8.44%
Ratios to average net assets applicable to common
shares
e,f
Expenses before waiver and payments by affiliates ...... 1.26% 1.16% 1.39% 1.10% 0.93%
Expenses net of waiver and payments by affiliates
g
...... 1.06%
h
0.98%
h
1.21%
h
1.09%
h
0.93%
Net investment income ........................... 4.15% 3.36% 3.27% 3.75% 3.73%
Supplemental data
Net assets applicable to common shares, end of year (000’s) $287,222 $304,155 $270,854 $289,259 $401,053
Portfolio turnover rate ............................ 28% 20% 45% 24% 21%
a
Based on average daily common shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
e
Based on income and expenses applicable to both common and preferred shares.
f
Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Reflects waivers of certain fund expenses in connection with the Fund's remarketed preferred shares (Note 3).

Putnam Managed Municipal Income Trust
Schedule of Investments, October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 139.0%
Alabama 0.2%
a ,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 515,077
Alaska 1.7%
c
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 5,125,000 4,765,729
Arizona 5.1%
b
Arizona Industrial Development Authority , Somerset Academy of Las Vegas , Revenue ,
144A, 2021 A , 4% , 12/15/41 .......................................... 500,000 435,053
Industrial Development Authority of the City of Phoenix Arizona (The) ,
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
7/01/35 ........................................................ 900,000 900,160
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 250,000 239,954
GreatHearts Arizona Obligated Group , Revenue , 2014 A , 5% , 7/01/44 .......... 1,700,000 1,700,126
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,610,263
b
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 . 750,000 750,248
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2015 A , Refunding ,
5% , 9/01/34 .................................................... 460,000 460,101
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 500,000 507,728
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 2,330,000 2,265,123
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 1,800,000 1,890,187
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 752,790
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 2,000,000 2,145,530
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 268,135
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2025 A , 5.625% , 12/01/55 ................................... 750,000 755,905
14,681,303
California 10.1%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 397,969
d
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-2 , Refunding , 5.53%, 6/01/55 ...................... 5,150,000 1,046,761
b
California Infrastructure & Economic Development Bank ,
a
Desertxpress Enterprises LLC , Revenue, Sub. Lien , 144A, 2025 A , Refunding ,
Mandatory Put , 9.5% , 1/01/35 ....................................... 900,000 720,000
d
WFCS Holdings II LLC , Revenue, Sub. Lien , 144A, 2021 B , 7.16%, 1/01/61 ...... 4,245,000 372,501
California Municipal Finance Authority ,
e
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 2,140,653 1,901,573
b,e
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.537% , 6/20/49 ................. 500,000 317,233
b
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 800,000 831,540
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,410,000 1,790,896
b
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 800,000 840,604
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. 750,000 660,044
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 500,000 373,383
b
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 473,972
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 432,510

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... $ 605,000 $ 607,094
b
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,915,378
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 346,118
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,225,000 837,565
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 500,000 374,178
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 835,000 770,958
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 7,150,000 5,393,165
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 2,500,000 1,782,996
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 4% , 5/01/49 ........................................ 7,420,000 6,698,381
Revenue , 2019 A , Pre-Refunded , 4% , 5/01/49 ............................ 80,000 81,307
28,966,126
Colorado 3.3%
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 300,000 301,910
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 150,000 148,534
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 175,000 160,509
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 350,000 292,277
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 350,000 351,119
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/31 ........................................................ 500,000 500,565
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 1,250,000 1,250,858
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,650,480
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 853,200
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 ......... 1,000,000 907,492
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 375,000 382,498
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 ..... 500,000 502,645
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 450,000 459,446
Sterling Ranch Metropolitan District No. 4 Subdistrict A , Revenue, Senior Lien , 2024
A , Refunding , 6.5% , 12/01/54 ....................................... 1,000,000 1,039,852
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 303,146
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 500,000 504,611
9,609,142
Connecticut 1.3%
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,550,962
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 100,000 102,087
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 150,000 150,178
3,803,227

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... $ 705,000 $ 706,137
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/51 .... 1,035,000 921,096
b
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 885,782
b
Town of Millsboro ,
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.125% , 7/01/38 ................................................. 490,000 492,742
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.25% , 7/01/48 .................................................. 997,000 977,050
3,982,807
Florida 15.4%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 300,000 303,146
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 103,810
Capital Trust Agency, Inc. ,
b
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,900,000 1,608,245
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 740,000 725,394
d
WFCS Holdings LLC , Revenue , 2020 B , 7.32%, 1/01/60 ..................... 6,000,000 536,990
b
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 825,000 834,486
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 165,000 161,116
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 158,010
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54 750,000 760,616
b
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 935,037
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 5,000,000 5,475,138
b
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 371,234
County of Lake , Waterman Communities, Inc. , Revenue , 2020 A , Refunding , 5.75% ,
8/15/55 ......................................................... 750,000 717,105
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 385,000 391,290
b
County of Palm Beach ,
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 5% , 6/01/57 ...... 625,000 543,118
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 1,600,000 1,608,561
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 663,552
Cypress Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 105,000 108,738
b
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 200,000 201,941
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 250,000 252,827
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 425,000 442,227
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 275,000 278,260
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 403,083
b
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 700,000 651,937
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,456,835

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Higher Educational Facilities Financing Authority ,
Rollins College , Revenue , 2024 , 4.125% , 12/01/54 ......................... $ 1,000,000 $ 914,886
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,370,000 1,066,618
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.15% , 5/01/44 ............................................. 650,000 663,888
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.4% , 5/01/54 .............................................. 825,000 836,966
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 210,053
b
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 100,000 102,868
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 105,000 107,685
GIR East Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.3% , 5/01/45 ................ 300,000 299,087
Assessment Area 1 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 575,000 567,847
Governors Park South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.4% , 5/01/45 ................ 250,000 252,119
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/55 ............... 375,000 377,284
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 512,706
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 125,000 128,148
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 370,000 384,098
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 101,208
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2019 , 4% , 5/01/40 ................. 1,000,000 950,953
b
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 4% , 5/01/50 ............................................ 250,000 208,586
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,140,000 1,204,226
Assessments , Special Assessment , 2024 , 5.25% , 5/01/44 ................... 585,000 595,417
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 740,000 740,479
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 483,495
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,225,000 1,225,487
b
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 100,000 102,712
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 100,000 102,595
c
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,264,320
Pasadena Ridge Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.7% , 5/01/55 ..................................... 500,000 500,130
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,693,911
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 252,239
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 240,766
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 1,005,035
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,355,084
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/36 355,000 332,513

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
St. Johns County Industrial Development Authority, (continued)
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/41 $ 500,000 $ 436,046
b,f
Starling Community Development District , Special Assessment , 144A, 2025 , 5.6% ,
5/01/56 ......................................................... 500,000 495,558
b
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 500,000 494,368
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 512,574
b,f
Tranquility Community Development District , Special Assessment , 144A, 2025 ,
5.625% , 5/01/55 ................................................... 300,000 299,927
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ 410,000 410,337
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 150,000 155,631
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 670,000 674,271
b
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.7% , 5/01/56 ................................ 200,000 201,729
b
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.8% , 5/01/45 ................................ 185,000 191,593
b,f
West Villages Improvement District , Special Assessment , 144A, 2025 , 5.5% , 5/01/55 400,000 398,071
b
Westview South Community Development District , Assessment Area 1 2025 Project
Area , Special Assessment , 144A, 2025 , 6.2% , 5/01/55 ...................... 275,000 286,717
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 220,701
44,253,628
Georgia 4.0%
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 115,000 118,922
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... 1,785,000 1,413,877
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,098,978
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... 515,000 485,806
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/30 .............................................. 685,000 685,408
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/38 .............................................. 740,000 739,990
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,451,487
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,200,000 2,370,314
11,364,782
Illinois 8.0%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 1,500,000 1,479,298
GO , 2021 A , 5% , 12/01/40 ........................................... 500,000 484,072
GO , 2023 A , 5.875% , 12/01/47 ........................................ 1,700,000 1,709,281
GO , 2025 A , 5.75% , 12/01/50 ......................................... 850,000 845,179
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,320,562
City of Chicago ,
GO , 2019 A , 5.5% , 1/01/49 ........................................... 1,000,000 984,942
GO , 2020 A , Refunding , 5% , 1/01/30 ................................... 1,800,000 1,877,906

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ $ 2,747,000 $ 2,747,018
b
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.04% , 12/01/28 ........................................ 241,000 233,707
b
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.38% , 12/01/31 ........................................ 341,000 327,817
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 233,188
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,200,000 1,208,099
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 1,500,000 1,458,460
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/41 ..... 400,000 385,738
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/51 ..... 1,000,000 872,239
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/56 ..... 815,000 697,314
Metropolitan Pier & Exposition Authority ,
d
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.788%, 12/15/47 ....................................... 1,500,000 1,115,375
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 2,100,000 1,800,542
State of Illinois ,
GO , 2018 A , 5% , 5/01/38 ............................................ 1,000,000 1,029,745
GO , 2023 B , 5.25% , 5/01/40 ......................................... 2,100,000 2,258,494
23,068,976
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 500,000 501,023
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 600,000 666,063
Lifespace Communities, Inc. Obligated Group , Revenue , 2024 A , Refunding , 5.125% ,
5/15/59 ........................................................ 1,500,000 1,407,438
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.75% , 10/01/55 .. 300,000 304,986
2,378,487
Kentucky 0.3%
Kentucky Economic Development Finance Authority ,
Masonic Homes of Kentucky, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 5/15/46 .................................................... 1,000,000 824,177
Owensboro Health, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
6/01/41 ........................................................ 125,000 126,177
950,354
Louisiana 1.0%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,221,652
Louisiana Public Facilities Authority ,
b
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 140,000 140,723
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 1,500,000 1,556,459
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 20,000 20,526
2,939,360
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 558,247

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ $ 230,000 $ 230,179
County of Frederick ,
b
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/37 . 500,000 478,964
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,315,458
b
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 1,005,776
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 755,000 712,469
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/50 ........................................................ 750,000 639,655
4,940,748
Massachusetts 1.1%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ............... 1,000,000 1,001,312
Massachusetts Development Finance Agency ,
b,g
Adventcare Obligated Group , Revenue , 144A, 2007 , 6.65% , 10/15/28 .......... 995,000 10
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 5% , 7/01/44 .... 365,000 360,057
b
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,000,000 943,287
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 1,000,000 886,940
3,191,606
Michigan 4.4%
City of Detroit ,
GO , 2018 , 5% , 4/01/37 ............................................. 750,000 771,299
GO , B-1 , 4% , 4/01/44 ............................................... 3,952,414 3,154,175
Michigan Finance Authority ,
Aquinas College , Revenue , 2021 , Refunding , 5% , 5/01/46 ................... 500,000 377,432
Lawrence Technological University Obligated Group , Revenue , 2017 , Refunding , 5% ,
2/01/47 ........................................................ 650,000 613,685
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,000,000 647,830
Pontiac School District ,
GO , 2020 , 4% , 5/01/45 ............................................. 3,575,000 3,348,937
GO , 2020 , 4% , 5/01/45 ............................................. 1,470 1,377
GO , 2020 , 4% , 5/01/50 ............................................. 4,025,000 3,737,052
12,651,787
Minnesota 1.2%
b
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 293,654
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 432,454
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 575,000 576,214
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 1,250,000 859,014
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 905,000 905,639
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 329,396
3,396,371
Missouri 4.6%
Health & Educational Facilities Authority of the State of Missouri ,
Children's Mercy Hospital Obligated Group , Revenue , 2017 A , 4% , 5/15/48 ...... 5,600,000 5,213,878
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 900,000 769,200

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... $ 2,270,000 $ 1,784,171
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,900,000 1,436,986
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ 875,000 759,561
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 3,250,000 3,212,212
13,176,008
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 410,000 394,672
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 585,000 516,734
Special Improvement District No. 815 , Special Assessment , 2020 , 5% , 12/01/49 ... 590,000 594,442
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 645,000 499,588
Special Improvement District No. 817 , Special Assessment , 2023 , 5.5% , 6/01/38 .. 375,000 403,432
Special Improvement District No. 817 , Special Assessment , 2023 , 5.75% , 6/01/43 . 500,000 530,438
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/48 .... 350,000 370,672
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/53 .... 500,000 526,441
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 370,000 370,250
4,206,669
New Hampshire 1.4%
New Hampshire Business Finance Authority ,
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 2,228,108 2,133,368
e
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 992,463 978,050
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 675,000 680,799
New Hampshire Health and Education Facilities Authority Act , Elliot Hospital Obligated
Group , Revenue , 2016 , Refunding , 5% , 10/01/38 .......................... 250,000 252,083
4,044,300
New Jersey 0.6%
New Jersey Economic Development Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2013 , 6% ,
10/01/33 ....................................................... 850,000 851,512
United Airlines, Inc. , Revenue , 2000 B , 5.625% , 11/15/30 .................... 500,000 500,007
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 460,910
1,812,429
New York 8.7%
Metropolitan Transportation Authority , Revenue , 2017 C-1 , Refunding , 4% , 11/15/35 . 3,000,000 3,030,055
New York Counties Tobacco Trust VI ,
Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 ............................ 3,000,000 2,628,902
Revenue , 2016 A-2B , Refunding , 5% , 6/01/51 ............................ 700,000 591,952
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 2.875% , 11/15/46 ........................... 1,860,000 1,374,881
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,000,000 2,208,289
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 4,215,000 3,052,418
b
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 750,000 750,144
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 1,835,000 1,383,648
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 1,250,000 1,269,904

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... $ 1,000,000 $ 1,050,581
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 2,000,000 2,137,353
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 1,000,000 1,021,762
c
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,509,253
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,000,000 2,029,863
25,039,005
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/36 .................................................... 2,320,000 2,282,679
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 473,303
2,755,982
North Dakota 1.2%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/48 350,000 360,484
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,000,000 2,046,383
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,095,949
3,502,816
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien , 2020 A-2 , 1 , Refunding , 3% , 6/01/48 .................. 1,300,000 922,536
Revenue, Senior Lien , 2020 B-2 , 2 , Refunding , 5% , 6/01/55 .................. 470,000 394,510
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 1,500,000 1,502,338
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 518,375
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 1,575,000 1,308,284
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 403,533
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/49 ........................................... 1,560,000 1,601,408
b
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... 1,320,000 1,247,355
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 129,899
8,028,238
Oklahoma 0.2%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 475,000 533,136
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 260,000 260,094
Pennsylvania 4.0%
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... 750,000 735,042
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 925,249
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 500,000 468,678
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,840,606

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. $ 900,000 $ 900,321
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 769,437
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/41 ... 1,400,000 1,413,040
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/42 ... 1,450,000 1,453,265
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 1,000,000 1,058,156
a
Talen Energy Supply LLC , Revenue , 2009 C , Refunding , Mandatory Put , 5.25% ,
6/01/27 ........................................................ 500,000 504,524
b
Philadelphia Authority for Industrial Development ,
g
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 807,977 161,595
University of the Arts (The) , Revenue , 144A, 2017 , Pre-Refunded , 5% , 3/15/45 ... 40,000 42,185
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... 1,300,000 1,331,495
11,603,593
Rhode Island 0.5%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/60 .............................. 1,500,000 1,514,623
South Carolina 5.6%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 175,000 176,546
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 893,008
b
County of Lancaster , Roselyn Residential Improvement District , Special Assessment ,
144A, 2025 , 6.2% , 6/01/55 ........................................... 120,000 123,920
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 1,000,000 1,037,654
b
Green Charter School Spartanburg LLC Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/56 ............................................ 1,020,000 689,999
b
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/39 ............ 500,000 470,589
b
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/49 ............ 1,000,000 883,953
South Carolina Public Service Authority ,
Revenue , 2021 B , 4% , 12/01/41 ....................................... 4,000,000 3,915,461
Revenue , 2021 B , 4% , 12/01/42 ....................................... 5,250,000 5,051,706
Revenue , 2021 B , 4% , 12/01/51 ....................................... 3,000,000 2,710,522
15,953,358
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,383,389
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 ..... 1,000,000 1,103,403
2,486,792
Texas 12.0%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 5% , 6/15/64 ......... 1,200,000 1,081,132
b
Magellan School (The) , Revenue , 144A, 2022 , 6.375% , 6/01/62 ............... 1,100,000 1,112,479
Wayside Schools , Revenue , 2021 A , Refunding , 4% , 8/15/41 ................. 610,000 521,216
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 575,000 572,077
b
City of Aubrey , Duck Point Public Improvement District , Special Assessment , 144A,
2025 , 5.625% , 12/31/55 ............................................. 110,000 110,105

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5% , 11/01/44 ............................... $ 555,000 $ 544,785
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.25% , 11/01/53 ............................. 750,000 737,918
b
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... 150,000 150,082
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 270,000 270,283
f
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 299,334
b,f
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 325,000 322,138
City of Houston Airport System ,
United Airlines, Inc. , Revenue , 2015 B-1 , 5% , 7/15/35 ....................... 2,500,000 2,500,037
United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 ........................ 1,250,000 1,148,487
b
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.125% , 9/01/45 ......................... 390,000 380,876
b,f
City of Justin , Timberbrook Public Improvement District No. 2 Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6% , 9/01/55 ............................ 500,000 504,014
b
City of Manor ,
Special Assessment , 144A, 2025 , 6% , 9/15/55 ............................ 125,000 126,659
EntradenGlen Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 7% , 9/15/55 ................................ 150,000 154,830
b
City of Mansfield , Staybolt Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 350,000 361,937
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2022 A , 4% ,
8/15/51 ......................................................... 1,200,000 1,053,691
b
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 125,000 129,110
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 250,000 259,033
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 .. 7,000,000 7,262,431
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 250,000 252,189
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 1,000,000 981,011
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,305,108
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AG Insured , 4.125% , 7/01/53 ..................... 1,000,000 890,395
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 990,973
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 539,132
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 1,000,000 1,072,260
d
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.65%, 8/01/39 ............................................. 700,000 374,784
c
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 7,000,000 7,657,160
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ 900,000 772,034
34,437,700
Utah 2.2%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 1,300,000 1,314,333

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
b,d
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. $ 500,000 $ 423,120
b
MIDA Mountain Village Public Infrastructure District ,
Special Assessment , 144A, 2020 A , 5% , 8/01/50 .......................... 1,045,000 1,031,307
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 500,000 515,121
Mountain Village Assessment Area 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 1,150,000 986,728
b
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 300,000 296,836
Utah Infrastructure Agency ,
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,350,000 1,467,604
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 350,000 352,294
6,387,343
Virginia 1.4%
b
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... 995,000 995,651
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 360,000 352,343
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group , Revenue ,
2021 A , Refunding , 4% , 6/01/47 ..................................... 1,000,000 782,907
Williamsburg Landing, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
12/01/50 ....................................................... 1,235,000 964,477
b
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 455,000 455,096
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 500,639
4,051,113
Washington 4.9%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,325,400
b
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 764,861
King County Public Hospital District No. 4 , Revenue , 2025 A , Refunding , 7% , 12/01/60 350,000 357,542
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 1,000,000 1,030,739
Washington State Housing Finance Commission ,
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 3,138,316 2,967,711
e
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 745,070 729,421
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 1,200,000 1,194,506
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2016 A , Refunding , 5% , 1/01/36 ..................................... 1,175,000 1,182,161
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 560,000 607,130
b
Spokane International Academy , Revenue , 144A, 2021 A , 5% , 7/01/56 .......... 1,130,000 951,396
b
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/36 ..... 580,000 579,564
b
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/41 ..... 500,000 468,941
14,159,372
West Virginia 2.0%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,745,476
Wisconsin 9.5%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,132,025 2,237,734
b
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 650,000 663,655
Celanese US Holdings LLC , Revenue , 2016 C , Refunding , 4.3% , 11/01/30 ....... 300,000 300,151
b
CFC-SA LLC , Revenue, Sub. Lien , 144A, 2022 B , 6% , 2/01/62 ................ 1,000,000 1,028,606

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ $ 1,000,000 $ 1,002,893
b
Church Home of Hartford Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
9/01/30 ........................................................ 945,000 945,500
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,425,000 1,468,801
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/55 .................................................... 1,000,000 909,829
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 410,000 421,646
b
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 380,000 383,605
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/54 ........................................................ 910,000 819,633
Piedmont Community Charter School, Inc. , Revenue , 2019 , 5% , 6/15/53 ........ 1,150,000 1,117,776
b
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/40 ..... 1,085,000 1,086,964
b
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/43 ........ 1,000,000 994,543
b
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/48 ........ 800,000 766,289
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 500,000 518,273
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 2,100,000 2,308,155
b
UHF Promenade Apts LLC (The) , Revenue , 144A, 2024 , 6.25% , 2/01/39 ........ 800,000 815,797
b
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-1 , 4% , 7/01/61 ........ 600,000 450,131
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 2,000,000 1,514,763
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 1,700,000 1,443,768
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,000,000 3,928,950
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 650,000 505,261
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 300,000 311,096
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 270,000 246,397
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 1,150,000 982,893
27,173,109
U.S. Territories 12.7%
District of Columbia 7.9%
District of Columbia ,
GO , 2023 A , 5% , 1/01/45 ............................................ 6,675,000 7,063,081
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 1,000,000 927,996
International School Obligated Group , Revenue , 2019 , 5% , 7/01/39 ............ 400,000 408,805
KIPP DC Obligated Group , Revenue , 2019 , 4% , 7/01/44 .................... 750,000 670,320
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... 2,500,000 2,460,853
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/35 .............. 1,140,000 1,307,964
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/36 .............. 1,365,000 1,566,117
b
Rocketship DC Obligated Group , Revenue , 144A, 2021 A , 5% , 6/01/61 ......... 400,000 349,792
d
Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.34%, 6/15/46 ......... 7,500,000 1,741,289
c
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Sub. Lien , 2019
B , Refunding , 4% , 10/01/53 .......................................... 1,065,000 929,996
c
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,203,062
22,629,275

Putnam Managed Municipal Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 4.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/33 .......................................... $ 1,920,000 $ 1,899,450
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 3,000,000 2,873,684
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,388,447 3,113,222
g
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 2,335,000 1,546,938
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,451,638
13,884,932
Total U.S. Territories .................................................................... 36,514,207
Total Municipal Bonds (Cost $ 398,884,450 ) .....................................
399,345,896
a a a a
Short Term Investments 0.0%
†
Shares
a
Management Investment Companies 0.0%
†
h,i
Putnam Short Term Investment Fund , Class P , 4.371% ....................... 110,154 110,154
Total Management Investment Companies (Cost $ 110,154 ) .......................
110,154
Total Short Term Investments (Cost $ 110,154 ) ..................................
110,154
a
Total Investments (Cost $ 398,994,604 ) 139.0% ..................................
$399,456,050
Remarketed Preferred Shares (34.6) % .........................................
(99,350,000)
Floating Rate Notes Issued (5.6) % .............................................
(16,077,030)
Other Assets, less Liabilities 1.2% .............................................
3,192,568
Net Assets 100.0% ...........................................................
$287,221,588
See Abbreviations on page 33 .
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $87,784,197, representing 30.6% of net assets.
c
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
d
The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 8.
h
See Note 4(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Managed
Municipal
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $398,884,450
Cost - Non-controlled affiliates (Note 4e) ........................................................ 110,154
Value - Unaffiliated issuers .................................................................. $399,345,896
Value - Non-controlled affiliates (Note 4e ) ....................................................... 110,154
Cash .................................................................................... 194,796
Receivables:
Dividends and interest ..................................................................... 6,155,476
Prepaid expenses .......................................................................... 77,548
Total assets .......................................................................... 405,883,870
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,315,374
Management fees ......................................................................... 387,164
Transfer agent fees ........................................................................ 22,296
Trustees' fees and expenses ................................................................. 112,797
Floating rate notes issued ................................................................... 16,077,030
Distributions to preferred shareholders (Note 1f) .................................................. 98,245
Preferred share remarketing agent fees ......................................................... 139,093
Accrued interest (Note 1d) .................................................................. 102,090
Accrued expenses and other liabilities ........................................................... 58,193
Total liabilities ......................................................................... 19,312,282
Series A remarketed preferred shares: (240 shares authorized and issued at $100,000 per share) (Note 3) ........ 24,000,000
Series C remarketed preferred shares: (1,507 shares authorized and issued at $50,000 per share) (Note 3) ....... 75,350,000
Net assets applicable to common shares, at value .......................................... $287,221,588
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $316,208,908
Total distributable earnings (losses) ............................................................. (28,987,320)
Net assets applicable to common shares, at value .......................................... $287,221,588
Common shares outstanding .................................................................. 42,833,397
Net asset value per common share
a
............................................................. $6.71
a
Net asset value per share may not recalculate due to rounding.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Managed
Municipal
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 4 e ) ............................................................. $343,675
Interest:
Unaffiliated issuers ........................................................................ 19,391,992
Total investment income ................................................................... 19,735,667
Expenses:
Management fees (Note 4 a ) ................................................................... 2,119,530
Administrative fees (Note 4 b ) .................................................................. 3,681
Transfer agent fees (Note 4c) .................................................................. 143,577
Custodian fees (Note 5) ...................................................................... 8,476
Reports to shareholders fees .................................................................. 126,897
Registration and filing fees .................................................................... 26,561
Professional fees ........................................................................... 182,974
Trustees' fees and expenses (Note 4d) ........................................................... 52,383
Preferred share remarketing agent fees .......................................................... 151,927
Interest expense (Note 1d ) .................................................................... 693,043
Other .................................................................................... 80,144
Total expenses ......................................................................... 3,589,193
Expense reductions (Note 5) ............................................................... (1,788)
Expenses waived/paid by affiliates (Note 4a and 4 e ) .............................................. (547,186)
Net expenses ......................................................................... 3,040,219
Net investment income ................................................................ 16,695,448
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,092,416)
Futures contracts ......................................................................... 332,328
Net realized gain (loss) .................................................................. (5,760,088)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,266,693
Futures contracts ......................................................................... (110,883)
Net change in unrealized appreciation (depreciation) ............................................ 1,155,810
Net realized and unrealized gain (loss) ............................................................ (4,604,278)
Net increase (decrease) in net assets resulting from operations .......................................... $12,091,170
Distributions to remarketed preferred shareholders (Note 1f) ............................................ (4,850,639)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $7,240,531

Putnam Managed Municipal Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Managed Municipal Income Trust
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,695,448 $16,232,652
Net realized gain (loss) ................................................. (5,760,088) (5,691,926)
Net change in unrealized appreciation (depreciation) ........................... 1,155,810 56,610,789
Distributions to remarketed preferred shareholders ............................ (4,850,639) (5,878,858)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 7,240,531 61,272,657
Distributions to common shareholders ....................................... (10,286,525) (9,772,548)
Distributions to common shareholders from tax return of capital .................... (2,655,333) (3,296,993)
Total distributions to common shareholders ................................... (12,941,858) (13,069,541)
Capital share transactions from - repurchase of shares (Note 2 ) .................... (11,232,031) (14,902,031)
Net increase (decrease) in net assets ................................... (16,933,358) 33,301,085
Net assets applicable to common shares:
Beginning of year ....................................................... 304,154,946 270,853,861
End of year ........................................................... $287,221,588 $304,154,946

Putnam Managed Municipal Income Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Managed Municipal Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange are
valued at the official closing price of the day.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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Annual Report
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $23,329,520
were held by the TOB trust and served as collateral for
$16,077,030 in floating-rate bonds outstanding. For the
reporting period ended October 31, 2025, the Fund incurred
interest expense of $619,180 for these investments based
on an average interest rate of 2.76%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date.
1. Organization and Significant Accounting Policies
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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Annual Report
Distributions to common and preferred shareholders from net
investment income, if any, are recorded by the Fund on the
ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually.
The Fund pays targeted distribution rates to its common
shareholders. Distributions are sourced first from tax-exempt and ordinary income. The balance of the distributions, if
any, comes next from capital gain and then will constitute
a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the
Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates. Dividends on
remarketed preferred shares become payable when, as
and if declared by the Trustees. Each dividend period for
the remarketed preferred Series A shares is generally a 28
day period, and generally a 7 day period for Series C. The
applicable dividend rate for the remarketed preferred shares on October 31, 2025 was 4.50% on Series A, and 4.41% for
Series C. The amount and character of income and gains
to be distributed are determined in accordance with income
tax regulations, which may differ from generally accepted
accounting principles. Dividend sources are estimated at
the time of declaration. Actual results may vary. Any non-
taxable return of capital cannot be determined until final
tax calculations are completed after the end of the Fund’s
fiscal year. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax
regulations.
During the reporting period, the Fund has experienced
unsuccessful remarketings of its remarketed preferred
shares. As a result, dividends to the remarketed preferred
shares have been paid at the “maximum dividend rate,”
pursuant to the Fund’s by-laws, which, based on the current
credit quality of the remarketed preferred shares, equals
110% of the 60-day “AA” composite commercial paper rate.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). During the years ended
October 31, 2025 and October 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. Transactions in the Fund's shares were as follows:
3. Preferred Shares
The Series A (240) and C (1,507) remarketed Preferred shares are redeemable at the option of the Fund on any dividend payment date at a redemption price of $100,000 per Series A remarketed Preferred share and $50,000 per Series C remarketed Preferred share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.
It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the Fund earns taxable income and capital gains by the conclusion of a fiscal year, it may be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.
Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares. Additionally, the Fund’s bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the remarketed preferred shares by the shares’ rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At October 31,
2025, no such restrictions have been placed on the Fund.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Shares repurchased ............................................. 1,829,334 $11,232,031 2,435,269 $14,902,031
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. 8.39% 8.93%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets of the
Fund, including assets attributable to preferred shares. Such fee is based on the following annual rates based on the average weekly net assets attributable to common and preferred shares.
The lesser of (i) 0.550% of average net assets attributable to common and preferred shares outstanding, or (ii) the following rates:
For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the Fund’s average net assets attributable to common and preferred shares outstanding.
If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the Fund’s gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Advisers for that period will be reduced by the amount of the excess (but not more than the effective management fees rate under the contract multiplied by the liquidation preference of the remarketed preferred shares outstanding during the period). For the reporting period, Advisers reimbursed $547,186 to the Fund. Any amount in excess of the fee payable to Advisers for a given period will be used to reduce any subsequent fee payable to Advisers, as may be necessary. As of the reporting period, this excess amounted to $2,979,805.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.650% of the first $500 million of average weekly net assets,
0.550% of the next $500 million of average weekly net assets,
0.500% of the next $500 million of average weekly net assets,
0.450% of the next $5 billion of average weekly net assets,
0.425% of the next $5 billion of average weekly net assets,
0.405% of the next $5 billion of average weekly net assets,
0.390% of the next $5 billion of average weekly net assets and
0.380% of any excess thereafter.
4. Transactions with Affiliates
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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Annual Report
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Transfer agent fees in the Statement of Operations.
On May 8, 2025, the Board approved Computershare Inc. to serve as transfer agent for the Fund. Effective October 13, 2025,
Computershare Inc. became the transfer agent for the Fund and PSERV is no longer an affiliated person of the Fund, under the 1940 Act. The principal business office of Computershare is located at P.O. Box 43006, Providence, Rhode Island 02940-
3078.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to
April 25, 2025, to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023.
The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund, who were serving prior to April 25, 2025 and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in
Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension
Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $3,560,890 $81,917,162 $(85,367,898) $— $— $110,154 110,154 $343,675
Total Affiliated Securities ... $3,560,890 $81,917,162 $(85,367,898) $— $— $110,154 $343,675
4. Transactions with Affiliates
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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Annual Report
5. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
During the year ended October 31, 2025, the Fund utilized $179,193 of capital loss carryforwards.
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$105,157,307 and $113,917,211, respectively.
8. Credit Risk and Defaulted Securities
At October 31, 2025, the Fund had 34.5% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,133,562
Long term ................................................................................ 21,817,042
Total capital loss carryforwards ............................................................... $29,950,604
2025 2024
Distributions paid from:
Ordinary income .......................................................... $996,785 $565,080
Tax exempt income ........................................................ 14,140,379 9,207,468
Return of capital ........................................................... 2,655,333 3,296,993
$17,792,497 $13,069,541
Cost of investments .......................................................................... $398,394,522
Unrealized appreciation ........................................................................ $12,809,211
Unrealized depreciation ........................................................................ (11,747,683)
Net unrealized appreciation (depreciation) .......................................................... $1,061,528

Putnam Managed Municipal Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2025, the aggregate value of these securities was $1,708,543, representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Other Derivative Information
For the year ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended October 31, 2025, the average month end notional amount of futures contracts represented $2,785,325.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 33.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Managed Municipal Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $332,328 Futures contracts $(110,883)
Total ....................... $332,328 $(110,883)
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 399,345,896 $ — $ 399,345,896
8. Credit Risk and Defaulted Securities
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements

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11. Distributions subsequent to October 31, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ 110,154 $ — $ — $ 110,154
Total Investments in Securities ........... $110,154 $399,345,896 $— $399,456,050
a
For detailed categories, see the accompanying Schedule of Investments.
Record Date  Payable Date Amount
11/17/2025 11/28/2025  $0.0265
12/15/2025 12/31/2025 $0.0265
1/23/2026 1/30/2026 $0.0265
2/20/2026 2/27/2026  $0.0265
Selected Portfolio
AG Assured Guaranty, Inc.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation
FRN Floating Rate Note
10. Fair Value Measurements
(continued)

Putnam Managed Municipal Income Trust
Report of Independent Registered Public Accounting Firm

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To the Board of Trustees and Shareholders of Putnam Managed Municipal Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Managed Municipal Income Trust (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Managed Municipal Income Trust
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $14,140,379
Section 163(j) Interest Earned §163(j) $996,784

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Important Information to Shareholders (unaudited)

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Share Repurchase Program
In September 2025, the Trustees of the Fund authorized
a share repurchase program that allows the Fund to
repurchase, beginning October 1, 2025, up to 10% of the
Fund's common shares outstanding as of September 30,
2025.
Managed Distribution Plan
The Fund has implemented a managed distribution plan (the
“Distribution Plan”) whereby the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025,
the Fund made monthly distributions to shareholders at the
rate of $0.0238 per share. Effective May 1, 2025, the Fund
intends to make monthly distributions to shareholders at
the rate of $0.0265 per share. Management will generally
distribute amounts necessary to satisfy the Distribution
Plan and the requirements prescribed by excise tax rules
and Subchapter M of the Internal Revenue Code. The
Distribution Plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the
Fund’s common shares, but there is no assurance that the
Distribution Plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient
investment income is not available on a monthly basis, the
Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment
performance from the amount of the Fund’s distributions or
from the terms of the Distribution Plan.
The Board may amend the terms of the Distribution Plan
or terminate the Distribution Plan at any time without prior notice to the Fund’s shareholders, however, at this time
there are no reasonably foreseeable circumstances that
might cause the termination of the Distribution Plan. The
amendment or termination of the Distribution Plan could
have an adverse effect on the market price of the Fund’s
common shares. The Distribution Plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
Shareholders should not draw any conclusions about the
Fund’s investment performance from the amount of the
current distribution of from the terms of the Distribution Plan.
The Fund will send a Form 1099-DIV to shareholders for
the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
In compliance with Rule 19a-1 of the 1940 Act, shareholders
will receive a notice that details the source of income for
each dividend such as net investment income, gain from
the sale of securities and return of principal. However,
determination of the actual source of the Fund’s dividend
can only be made at year-end. The actual source amounts
of all Fund dividends will be included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Information about the Fund’s goal, investment
strategies, principal risks, and fundamental investment
policies
Goal
The goal of the Fund is to seek a high level of current
income exempt from federal income tax.
The Fund’s main investment strategies and related risks
This section contains detail regarding the Fund’s main
investment strategies and the related risks you face as
a Fund shareholder. It is important to keep in mind that
risk and reward generally go hand in hand; the higher the
potential reward, the greater the risk.
The Fund intends to achieve its goal by investing in a
diversified portfolio of tax-exempt municipal securities which
Putnam Management believes does not involve undue
risk to income or principal. Up to 60% of the Fund’s assets
may consist of high-yield tax-exempt municipal securities
that are below investment grade and involve special risk
considerations. The Fund also uses leverage, primarily by
issuing preferred shares in an effort to enhance the returns for the common shareholders. The Fund’s shares trade on a
stock exchange at market prices, which may be lower than
the Fund’s net asset value.

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• Tax-exempt investments. These investments are issued
by or for states, territories or possessions of the United
States or by their political subdivisions, agencies, authorities or other government entities, and the income from these
investments is exempt from federal income tax. These
investments are issued to raise money for public purposes,
such as loans for the construction of housing, schools or
hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or
adverse determinations by the Internal Revenue Service
could make the income from some of these obligations
taxable.
Interest income from private activity bonds may be subject
to federal AMT for individuals. Corporate shareholders
will be required to include all exempt interest dividends
in determining their federal AMT. For more information,
including possible state, local and other taxes, contact your tax advisor.
• General obligations. These are backed by the issuer’s
authority to levy taxes and are considered an obligation
of the issuer. They are payable from the issuer’s general
unrestricted revenues, although payment may depend upon
government appropriation or aid from other governments.
These investments may be vulnerable to legal limits on a
government’s power to raise revenue or increase taxes, as
well as economic or other developments that can reduce
revenues.
• Revenue obligations. These are payable from revenue
earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private
owners or operators of the facilities. Investors can look
only to the revenue generated by the project or the private
company operating the project rather than the credit of
the state or local government authority issuing the bonds.
Revenue obligations are typically subject to greater credit
risk than general obligations because of the relatively limited source of revenue.
• Tender option bonds. The Fund may leverage its assets
through the use of proceeds received through tender option
bond transactions. In a tender option bond transaction, the
Fund transfers a fixed-rate municipal bond to a TOB trust
sponsored by a broker. The TOB trust funds the purchase of
the fixed rate bonds by issuing short-term floating-rate bonds to third parties and allowing the Fund to retain the residual interest in the TOB trust’s assets and cash flows, which
are in the form of inverse floating rate bonds. The inverse
floating rate bonds held by the Fund give the Fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the TOB trust to be liquidated. The Fund will look through to the underlying municipal bond held by a TOB trust for purposes of the
Fund’s 80% policy.
• Interest rate risk. The values of bonds and other debt
instruments usually rise and fall in response to changes
in interest rates. Interest rates can change in response
to the supply and demand for credit, government and/or
central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing debt instruments, and rising interest rates generally result in a decrease in the value of existing debt instruments. Changes in a debt instrument’s
value usually will not affect the amount of interest income
paid to the Fund, but will affect the value of the Fund’s
shares. Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call or
redeem an investment before its maturity date. If an issuer
calls or redeems an investment during a time of declining
interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the Fund
might not benefit from any increase in value as a result of
declining interest rates.
• Credit risk. Investors normally expect to be compensated
in proportion to the risk they are assuming. Thus, debt of
issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated
investments generally have lower credit risk.
We invest in a combination of higher-rated and lower-rated
investments. The Fund’s lower-rated investments consist
of higher-yielding, higher-risk debt securities that are rated below BBB or its equivalent at the time of purchase by a
nationally recognized securities rating agency rating the
investment, or are unrated investments that we think are
of comparable quality. We may invest up to 60% of the
Fund’s total assets in debt investments rated, at the time of purchase, BB and below or its equivalent by each agency
rating such investments, including investments in the
lowest rating category of the rating agency, and in unrated

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investments that we think are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.
Investments rated below BBB or its equivalent are below-
investment-grade (sometimes referred to as “junk bonds”)
can be more sensitive to changes in markets, credit
conditions, and interest rates and may be considered
speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of
interest and principal and thus default. If default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and is likely to fall. The value of a debt instrument may also be affected by changes in, or
perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or
assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for us to sell the investment at a price approximating the value we had
previously placed on it. Tax-exempt debt, particularly lower-
rated tax-exempt debt, usually has a more limited market
than taxable debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for investments that are required to make interest payments only at maturity rather
than at intervals during the life of the investment.
Credit ratings are based largely on the issuer’s historical
financial condition and a rating agency’s investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of
the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform
our own investment analysis and do not rely only on ratings
assigned by the rating agencies. The amount of information
about the financial condition of issuers of tax-exempt debt
may not be as extensive as that which is made available
by companies whose stock or debt is publicly traded. Our
success in achieving the Fund’s investment objective may
depend more on our own credit analysis when we buy lower-
quality bonds than when we buy higher quality bonds.
We may have to participate in legal proceedings or take
possession of and manage assets that secure the issuer’s
obligations. Our ability to enforce rights in bankruptcy
proceedings may be more limited than would be the case
for taxable debt. This could increase the Fund’s operating
expenses and decrease its net asset value. Any income
that arises from ownership or operation of assets would be
taxable.
Although investment-grade investments generally have lower
credit risk, they may share some of the risks of lower-rated investments.
Bond investments may be more susceptible to downgrades
or defaults during economic downturns or other periods of
economic stress, which in turn could affect the market values and marketability of many or all bond obligations of issuers in a state, U.S. territory, or possession.
We may buy investments that are insured as to the payment
of principal and interest in the event the issuer defaults. Any reduction in the insurer’s ability to pay claims may adversely affect the value of insured investments and, consequently,
the value of the Fund’s shares.
• Focus of investments. We may make significant
investments in a particular segment of the tax-exempt debt
market, such as tobacco settlement bonds or revenue
bonds for health care facilities, housing or airports. We may also make significant investments in the debt of issuers
located in the same state. These investments may cause
the value of the Fund’s shares to fluctuate more than the
values of shares of funds that invest in a greater variety
of investments. Certain events may adversely affect all
investments within a particular market segment. Examples
include legislation or court decisions, concerns about
pending legislation or court decisions, and lower demand
for the services or products provided by a particular market segment. Investing in issuers located in the same state may
make the Fund more vulnerable to that state’s economy
and to factors affecting its tax-exempt issuers, such as their ability to collect revenues to meet payment obligations.
At times, the Fund and other accounts that Putnam
Management and its affiliates manage may own all or most
of the debt of a particular issuer. This concentration of
ownership may make it more difficult to sell, or to determine the fair value of, these investments.
• Derivatives. We may engage in a variety of transactions
involving derivatives, such as municipal rate locks, tender
option bond transactions, futures and swap contracts,
although they do not represent a primary focus of the Fund.
Derivatives are financial instruments whose value depends

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upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments
or indexes. We may make use of “short” derivative
positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool
of investments, or index. We may use derivatives both for
hedging and non-hedging purposes, such as to modify the
behavior of an investment so that it responds differently
than it would otherwise respond to changes in a particular
interest rate or to modify the Fund’s duration. Derivatives
may increase or decrease an investment’s exposure to
long- or short-term interest rates or cause the value of an
investment to move in the opposite direction from prevailing short-term or long-term interest rates. For example, we may
use interest rate swaps to hedge or gain exposure to interest rate risk, or to hedge or gain exposure to inflation. We may also use derivatives to adjust the Fund’s positioning on the yield curve (a line that plots interest rates of bonds having equal credit quality but differing maturity dates) or to take tactical positions along the yield curve. However, we may
also choose not to use derivatives, based on our evaluation
of market conditions or the availability of suitable derivatives.
Investments in derivatives may be applied toward meeting
a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.
Derivatives involve special risks and may result in losses.
The successful use of derivatives depends on our ability to
manage these sophisticated instruments. Some derivatives
are “leveraged,” which means they provide the Fund with
investment exposure greater than the value of the Fund’s
investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to
the Fund. The risk of loss from certain short derivative
positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to unanticipated market
movements, the use of leverage, imperfect correlation
between the derivative instrument and the reference asset,
or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the Fund’s returns, obligations and exposures.
Other risks arise from the potential inability to terminate
or sell derivative positions. Derivatives may be subject
to liquidity risk due to the Fund’s obligation to make
payments of margin, collateral, or settlement payments to
counterparties. A liquid secondary market may not always
exist for the Fund’s derivative positions. In fact, certain
over-the-counter instruments (investments not traded
on an exchange) may not be liquid. Over-the-counter
instruments also involve the risk that the other party to the derivative transaction may not be willing or able to meet its obligations with respect to the derivative transaction. The
risk of a party failing to meet its obligations may increase if the Fund has significant exposure to that counterparty.
Derivative transactions may also be subject to operational
risk, including due to documentation and settlement issues,
system failures, inadequate controls and human error, and
legal risk due to insufficient documentation, insufficient
capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.
• Preferred share leverage risk. Leverage from the
issuance of preferred shares creates risks, including the
likelihood of greater volatility of net asset value and market price of, and distributions from, the Fund’s common shares
and the risk that fluctuations in dividend rates on preferred shares may affect the return to common shareholders. If
the income from the investments purchased with proceeds
received from leverage is not sufficient to cover the cost of leverage, the amount of income available for distribution
to common shareholders will be less than if leverage
had not been used. While the Fund has preferred shares
outstanding, an increase in short-term interest rates
could result in an increased cost of leverage, which could
adversely affect the Fund’s income available for distribution to common shareholders. In connection with its preferred
shares, the Fund is required to maintain specified asset
coverage mandated by applicable federal securities laws
and by the Fund’s Amended and Restated Bylaws. The
Fund may be required to dispose of portfolio investments
on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the
prescribed amount. There can be no assurance that a
leveraging strategy will be successful.
• Liquidity and illiquid investments. We may invest
the Fund’s assets in illiquid investments, which may be
considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value
for purposes of determining the Fund’s net asset value.
Certain other investments may not have an active trading
market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and
other conditions, including investors trying to sell large
quantities of a particular investment or type of investment,

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or lack of market makers or other buyers for a particular
investment or type of investment. We may not be able to sell the fund’s illiquid investments when we consider it desirable to do so, or we may be able to sell them only at less than
their value.
• Market Events Risk. The market values of securities
or other assets will fluctuate, sometimes sharply and
unpredictably, due to factors such as economic events,
governmental actions or intervention, actions taken by the
U.S. Federal Reserve or foreign central banks, market
disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic
sanctions and countermeasures in response to sanctions,
major cybersecurity events, the global and domestic effects
of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected.
Economic, financial or political events, trading and tariff
arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region
could have profound impacts on global economies or
markets. As a result, whether or not the Fund invests in
securities of issuers located in or with significant exposure to the countries or markets directly affected, the value
and liquidity of the Fund’s investments may be negatively
affected. The U.S. and other countries are periodically
involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S.
has recently enacted and proposed to enact significant new
tariffs, and President Trump has directed various federal
agencies to further evaluate key aspects of U.S. trade
policy, which could potentially lead to significant changes
to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship
between the U.S. and other countries with respect to such
trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a
material adverse effect on global economic conditions and
the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the
impacted nations and the U.S.
Raising the ceiling on U.S. government debt has become
increasingly politicized. Any failure to increase the total
amount that the U.S. government is authorized to borrow
could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in
the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances
could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The U.S. and other countries are periodically involved in
disputes over trade and other matters, which may result
in tariffs, investment restrictions and adverse impacts on
affected companies and securities. For example, the U.S.
has imposed tariffs and other trade barriers on Chinese
exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in
China. Trade disputes may adversely affect the economies
of the U.S. and its trading partners, as well as companies
directly or indirectly affected and financial markets generally.
The U.S. government has prohibited U.S. persons from
investing in Chinese companies designated as related to the
Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding
dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not
improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual
securities may be severely affected both regionally and
globally, and the value of the Fund’s assets may go down.
• Management and operational risk. The Fund is actively
managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the
Fund’s investment objective. There is no guarantee that
the investment techniques, analyses, or judgments that
we apply in making investment decisions for the Fund will
produce the intended outcome or that the investments we
select for the Fund will perform as well as other securities that were not selected for the Fund. As a result, the Fund
may underperform its benchmark or other funds with a
similar investment goal and may realize losses. In addition, we, or the fund’s other service providers, may experience
disruptions or operating errors that could negatively impact the Fund. Although service providers may have operational
risk management policies and procedures and take
appropriate precautions to avoid and mitigate risks that
could lead to disruptions and operating errors, it may not be

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possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely
eliminate or mitigate their occurrence or effects.
• Managed Distribution Risk. Under a managed distribution
policy, the Fund would intend to make monthly distributions
to shareholders at a fixed rate per common share or a fixed
percentage of net asset value that may include periodic
distributions of long-term capital gains. Under a managed
distribution policy, if, for any monthly distribution, ordinary income (that is, net investment income and any net short-
term capital gain) and net realized capital gains were less
than the amount of the distribution, the difference would
be distributed from the Fund’s previously accumulated
earnings and profits or cash generated from the sale of
Fund assets. If, for any fiscal year, the total distributions exceeded ordinary income and net realized capital gains (the
“Excess”), the Excess would represent a return of capital
that decreases the Fund’s total assets and, as a result,
would have the likely effect of increasing the Fund’s expense ratio. The Excess, if any, as a return of capital should not be considered income or a return on investment. There
is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the
Excess. In addition, in order to make such distributions, the
Fund may have to sell a portion of its investment portfolio
at a time when independent investment judgment might
not dictate such action. Although the Fund does not intend
to issue senior securities, if the Fund were to issue senior securities and not be in compliance with the asset coverage
requirements of the 1940 Act, the Fund would be required
to suspend the managed distribution policy. Pursuant to the
requirements of the 1940 Act and other applicable laws, a
notice will accompany each monthly distribution disclosing
the sources of the distribution.
• Other investments. In addition to the main investment
strategies described above, the Fund may also make
other types of investments, which may produce taxable
income and be subject to other risks. The Fund may also
invest in cash or cash equivalents, including money market
instruments or short-term instruments such as commercial
paper, bank obligations (e.g., certificates of deposit and
bankers’ acceptances), repurchase agreements, and U.S.
Treasury bills or other government obligations. The Fund
may also from time to time invest all or a portion of its
cash balances in money market and/or short-term bond
funds advised by Putnam Management or its affiliates.
The percentage of the fund invested in cash and cash
equivalents and such money market and short-term bond
funds is expected to vary over time and will depend on
various factors, including market conditions, and our
assessment of the cash level that is appropriate to allow
the Fund to pursue investment opportunities as they arise.
Large cash positions may dampen performance and may
prevent the Fund from achieving its goal. The Fund may
also invest in securities of other investment companies to
the extent that these investments are consistent with the
Fund’s investment objective, strategies and policies and
permissible under the 1940 Act. The Fund may also invest
in securities of private funds that rely on exceptions from
the definition of investment company under Sections 3(c)
(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from
the definition of investment company under Section 3(c)(5)
(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules 17a-6 and 17d-1(d)(5) under the 1940 Act. The
Fund may invest in other investment companies to gain
broad market or sector exposure, including during periods
when it has large amounts of uninvested cash or when the
investment manager believes that share prices of other
investment companies offer attractive values. In general,
under the 1940 Act, an investment company may not (i)
own more than 3% of the outstanding voting securities of
any one registered investment company, (ii) invest more
than 5% of its total assets in the securities of any single
registered investment company or (iii) invest more than 10%
of its total assets in securities of other registered investment companies (the “3-5-10% Limitations”). The Fund may rely
on certain exemptions to exceed the 3-5-10% Limitations
when investing in another registered investment company
(including money market funds) or business development
company. To the extent that the Fund invests in another
investment company, because other investment companies
pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be
duplication of investment management and other fees.
• Temporary defensive strategies. In response to adverse
market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the Fund’s assets in cash and cash equivalents, that differ from the Fund’s usual investment strategies. However, we
may choose not to use these temporary defensive strategies
for a variety of reasons, even in very volatile market
conditions. If we do employ these strategies, the Fund may

PUTNAM MANAGED MUNICIPAL INCOME TRUST
Important Information to Shareholders (unaudited)

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Annual Report
miss out on investment opportunities and may not achieve
its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as
intended.
• Cybersecurity Risk. Like other funds and business
enterprises, the Fund, the Manager, the Sub-Advisers, the
relevant listing exchange and their service providers are
subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an
unauthorized party to gain access to Fund assets, Fund or
customer data (including private shareholder information)
or proprietary information, cause the Fund, the Manager,
the Sub-Advisers, the relevant listing exchange and/or
their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents
and financial intermediaries) to suffer data breaches, data
corruption or loss of operational functionality, or prevent
Fund investors from purchasing, redeeming or exchanging
shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The
Fund, the Manager and the Sub-Advisers have limited
ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service
providers may have limited indemnification obligations to the
Fund or the Manager. Cybersecurity incidents may result
in financial losses to the Fund and its shareholders, and
substantial costs may be incurred in order to prevent any
future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks,
and the value of these securities could decline if the issuers experience cybersecurity incidents.
• Changes in policies. The Trustees may change the
Fund’s goal, investment strategies and other policies without shareholder approval, except in circumstances in which
shareholder approval is specifically required by law (such
as changes to fundamental investment policies) or where a
shareholder approval requirement was specifically disclosed
in the Fund’s prospectus, statement of additional information or shareholder report and is otherwise still in effect.
The Fund’s fundamental investment policies
The Fund has adopted the following investment restrictions
which may not be changed without the affirmative vote of a
“majority of the outstanding voting securities” of the Fund
(which is defined in the 1940 Act) to mean the affirmative
vote of the lesser of (1) more than 50% of the outstanding
common shares and outstanding preferred shares of the
Fund, each voting as a separate class, or (2) 67% or more
of the outstanding common shares and of the outstanding
preferred shares, each voting as a separate class, present
at a meeting if more than 50% of the outstanding shares of
each class are represented at the meeting in person or by
proxy).
Under normal market conditions, the Fund invests at least
80% of its assets in tax-exempt municipal securities.
Additionally, the Fund may not:
1. Issue senior securities, as defined in the 1940 Act, other than shares of beneficial interest with preference rights,
except to the extent such issuance might be involved with
respect to borrowings described under restriction (regarding borrowing) below or with respect to transactions involving
futures contracts or the writing of options within the limits described in the prospectus.
2. Borrow money, except that the Fund may borrow amounts
not exceeding 15% of the value (taken at the lower of cost
or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made for temporary
purposes (including repurchasing its shares while effecting
an orderly liquidation of portfolio securities) or for emergency purposes.
3. Underwrite securities issued by other persons except
to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
4. Purchase or sell real estate, although it may purchase
securities of issuers which deal in real estate, securities
which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt
obligations secured by real estate or interests therein.
5. Purchase or sell commodities or commodity contracts,
except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange
contracts and other financial transactions not involving
physical commodities.

PUTNAM MANAGED MUNICIPAL INCOME TRUST
Important Information to Shareholders (unaudited)

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Annual Report
6. Make loans, except by purchase of debt obligations in
which the Fund may invest consistent with its investment
policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase
agreements or by lending its portfolio securities.
7. With respect to 75% of its total assets, invest in the
securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at
current value) would be invested in the securities of such
issuer; provided that this limitation does not apply to
obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities.
8. With respect to 75% of its total assets, acquire more than
10% of the outstanding voting securities of any issuer.
9. Purchase securities (other than securities of the U.S.
Government, its agencies or instrumentalities or tax-exempt
securities, except tax-exempt securities backed only by the
assets and revenues of non-governmental issuers) if, as a
result of such purchase, more than 25% of the Fund’s total
assets would be invested in any one industry.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Putnam Managed Municipal Income Trust
Annual Meeting of Shareholders: April 25, 2025 (unaudited)

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Annual Report
The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 100 Federal Street, Boston, MA, on April 25,
2025. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at eight. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the Fund. Shareholders also fixed the number of Trustees for the Fund at eight. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
* Mr. Agdern and Mr. Mason have been elected as Trustees by the holders of the preferred shares, voting as a separate class, while the other Trustees have been elected by the holders of the preferred shares and common shares voting together as a single class.
2. Fixing the number of Trustees at eight:
Term Expiring 2026 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Robert D. Agdern*
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason*
...............
Hillary A. Sale
...............
Jane E. Trust
................
54
32,009,688
31,675,012
32,030,651
31,459,446
54
32,022,391
32,009,951
3.25%
95.55%
94.55%
95.62%
93.91%
3.25%
95.59%
95.55%
3.09%
73.58%
72.81%
73.63%
72.31%
3.09%
73.61%
73.58%
1,607
1,489,783
1,824,459
1,468,820
2,040,025
1,607
1,477,080
1,489,520
96.75%
4.45%
5.45%
4.38%
6.09%
96.75%
4.41%
4.45%
91.99%
3.42%
4.19%
3.38%
4.69%
91.99%
3.40%
3.42%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
31,279,320
1,634,586
587,217
93.37%
4.88%
1.75%
71.90%
3.76%
1.35%

Putnam Managed Municipal Income Trust

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Annual Report
Dividend reinvestment plans (unaudited)
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust
and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan
(each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are
not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Managed Municipal Income Trust
Dividend reinvestment plans (unaudited)

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Annual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Putnam Managed Municipal Income Trust
Board Members and Officers (unaudited)

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Annual Report
The business and affairs of the Fund are conducted by management under the supervision and subject to the direction of its
Board. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, One Madison Avenue, 17th Floor, New
York, New York 10010. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s annual proxy statement includes additional information about Trustees and is available, without charge, upon request by calling the
Fund at 1-888-777-0102. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
#
:
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Robert D. Agdern
(Born 1950)
Trustee Since 2025 21 None
Principal Occupation(s) During the Past Five Years:
Member of the Advisory Committee of the Dispute Resolution Research Center at the Kellogg Graduate School of Business, Northwestern
University (2002 to 2016); formerly , Deputy General Counsel responsible for western hemisphere matters for BP PLC (1999 to 2001);
Associate General Counsel at Amoco Corporation responsible for corporate, chemical, and refining and marketing matters and special assignments (1993 to 1998) (Amoco merged with British Petroleum in 1998 forming BP PLC)
Carol L. Colman
(Born 1946)
Trustee Since 2025 21 None
Principal Occupation(s) During the Past Five Years:
President, Colman Consulting Co.
Anthony Grillo
(Born 1955)
Trustee Since 2025 21 Director of Littelfuse, Inc.
(electronics manufacturing)
(since 1991); formerly , Director
of Oaktree Acquisition Corp. II
(2020 to 2022); Director of Oaktree
Acquisition Corp. (2019 to 2021)
Principal Occupation(s) During the Past Five Years:
Retired; Founder, Managing Director and Partner of American Securities Opportunity Funds (private equity and credit firm) (2006 to 2018);
formerly , Senior Managing Director of Evercore Partners Inc. (investment banking) (2001 to 2004); Senior Managing Director of Joseph
Littlejohn & Levy, Inc. (private equity firm) (1999 to 2001); Senior Managing Director of The Blackstone Group L.P. (private equity and credit firm) (1991 to 1999)
Eileen A. Kamerick
(Born 1958)
Trustee
and Chair
Since 2025 21 Director, VALIC Company I (since
October 2022); Director of ACV
Auctions Inc. (since 2021); Director
of Associated Banc-Corp (financial
services company) (since 2007);
formerly , Director of Hochschild
Mining plc (precious metals
company) (2016-2023); formerly ,
Trustee of AIG Funds and Anchor
Series Trust (2018 to 2021)
Principal Occupation(s) During the Past Five Years:
Chief Executive Officer, The Governance Partners, LLC (consulting firm) (since 2015); National Association of Corporate Directors Board
Leadership Fellow (since 2016, with Directorship Certification since 2019) and NACD 2022 Directorship 100 honoree; Adjunct Professor,
Georgetown University Law Center (since 2021); Adjunct Professor, The University of Chicago Law School (since 2018); Adjunct Professor,
University of Iowa College of Law (since 2007); formerly , Chief Financial Officer, Press Ganey Associates (health care informatics company)
(2012 to 2014); Managing Director and Chief Financial Officer, Houlihan Lokey (international investment bank) and President, Houlihan Lokey
Foundation (2010 to 2012)

Putnam Managed Municipal Income Trust

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Annual Report
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Nisha Kumar
(Born 1970)
Trustee Since 2025 21 Director of Stonepeak-Plus
Infrastructure Fund LP (since 2025);
Director of Birkenstock Holding plc
(since 2023); Director of The India
Fund, Inc. (since 2016); formerly ,
Director of Aberdeen
Income Credit Strategies Fund
(2017 to 2018); and Director of The
Asia Tigers Fund, Inc. (2016 to
2018)
Principal Occupation(s) During the Past Five Years:
Formerly, Managing Director and the Chief Financial Officer and Chief Compliance Officer of Greenbriar Equity Group, LP (2011-2021);
formerly , Chief Financial Officer and Chief Administrative Officer of Rent the Runway, Inc. (2011); Executive Vice President and Chief
Financial Officer of AOL LLC, a subsidiary of Time Warner Inc. (2007 to 2009). Member of the Council on Foreign Relations
Peter Mason
(Born 1959)
Trustee Since 2025 21 Chairman of University of Sydney
USA Foundation (since 2020);
Director of the Radio Workshop US,
Inc. (since 2023)
Principal Occupation(s) During the Past Five Years:
Arbitrator and Mediator (self-employed) (since 2021); formerly , Global General Counsel of UNICEF (intergovernmental organization) (1998-
2021)
Hillary A. Sale
(Born 1961)
Trustee Since 2025 21 Director of CBOE U.S. Securities
Exchanges, CBOE Futures
Exchange, and
CBOE SEF, Director (since
2022); Advisory Board Member
of Foundation Press (academic
book publisher) (since 2019); Chair
of DirectWomen Board Institute
(since 2019); formerly , Member of
DirectWomen (nonprofit) (2007-
2022)
Principal Occupation(s) During the Past Five Years:
Agnes Williams Sesquicentennial Professor of Leadership and Corporate Governance, Georgetown Law Center; and Professor of
Management, McDonough School of Business (since 2018); formerly , Associate Dean for Strategy, Georgetown Law Center (2020-2023);
National Association of Corporate Directors Board Faculty Member (since 2021); formerly , a Member of the Board of Governors of FINRA
(2016-2022)
Independent Board Members
#
:
(continued)

Putnam Managed Municipal Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers:
The Fund’s executive officers are elected each year at a regular meeting of the Board to hold office until their respective successors are duly elected and qualified. Officers of the Fund receive no compensation from the Fund, although they may be reimbursed by the Fund for reasonable out-of-pocket travel expenses for attending Board meetings. In addition to Ms. Trust, the Fund’s CEO and President, the executive officers of the Fund currently are:
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Jane Trust, CFA
†
(Born 1962)
Trustee,
President and
Chief Executive
Officer
Since 2024 Trustee/Director of Franklin
Templeton funds consisting
of 119 portfolios; Trustee
of Putnam Family of Funds
consisting of 105 portfolios
None
Principal Occupation(s) During the Past Five Years:
Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 119 funds associated with FTFA or its affiliates (since 2015); Trustee of Putnam Family of Funds consisting of 105 Portfolios; President and Chief Executive Officer
of FTFA (since 2015); formerly , Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC
(“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)
Fred Jensen
(Born 1963)
Chief
Compliance
Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Director - Global Compliance of Franklin Templeton (since 2020); Managing Director of Legg Mason & Co. (2006 to 2020); Director of
Compliance, Legg Mason Office of the Chief Compliance Officer (2006 to 2020); formerly , Chief Compliance Officer of Legg Mason Global
Asset Allocation (prior to 2014); Chief Compliance Officer of Legg Mason Private Portfolio Group (prior to 2013); formerly , Chief Compliance
Officer of The Reserve Funds (investment adviser, funds and broker-dealer) (2004) and Ambac Financial Group (investment adviser, funds and broker-dealer) (2000 to 2003)
Marc A. De Oliveira
(Born 1971)
Secretary and
Chief Legal
Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Associate General Counsel of Franklin Templeton (since 2020); Secretary and Chief Legal Officer of certain funds associated with Legg
Mason & Co. or its affiliates (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006);
formerly , Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)
Thomas C. Mandia
(Born 1962)
Senior Vice
President
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Secretary of LM Asset Services, LLC
(“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) ( formerly registered investment advisers)
and Assistant Secretary of certain funds in the fund complex (since 2006); formerly , Managing Director and Deputy General Counsel of Legg
Mason & Co. (2005 to 2020)
Jeanne M. Kelly
(Born 1951)
Senior Vice
President
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co.
or its affiliates (since 2007); Senior Vice President of the Investment Manager (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly , Managing Director of Legg Mason & Co. (since 2005 to 2020); Senior Vice President of LMFAM (2013 to
2015)

Putnam Managed Municipal Income Trust

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Annual Report
# Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
† Ms. Trust is an “interested person” of the Trust, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.
* Each Trustee was elected to their position on April 25, 2025.
** The term “Fund Complex” means two or more registered investment companies that:
(a) hold themselves out to investors as related companies for purposes of investment and investor services; or
(b) have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
Name and
Year of Birth
Position(s) with
Trust
Term of Office
and Year Service
Began*
Number of Portfolios in
Fund Complex Overseen
by Board Member**
Other Directorships Held During
at Least the Past 5 Years
Christopher Berarducci
(Born 1974)
Treasurer and
Principal
Financial Officer
Since 2025 Not Applicable None
Principal Occupation(s) During the Past Five Years:
Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer
(since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly , Managing Director (2020), Director (2015 to 2020),
and Vice President (2011 to 2015) of Legg Mason & Co.
Interested Board Members and Officers:
(continued)

PUTNAM MANAGED MUNICIPAL INCOME TRUST
Shareholder Information (unaudited)

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Annual Report
Board Approval of Management and Sub-
Advisory Agreements
(unaudited)
Putnam Managed Municipal Income Trust (PMM)
Background
The Investment Company Act of 1940, as amended (the
“1940 Act”), requires that the Board of Trustees (the “Board”)
of Putnam Managed Municipal Income Trust (the “Fund”),
including a majority of its members who are not considered
to be “interested persons” under the 1940 Act (the
“Independent Trustees”) voting separately, approve on an
annual basis the continuation of the investment management
agreement (the “Management Agreement”) between the
Fund and the Fund’s manager, Franklin Advisers, Inc. (the
“Manager”), and the sub-advisory agreements (individually,
a “Sub-Advisory Agreement,” and collectively, the “Sub-
Advisory Agreements”) with the Manager’s affiliates, Franklin
Templeton Investment Management Limited (“FTIML”) and
Putnam Investment Management, LLC (“PIM,” and together
with FTIML, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”)
held on May 8-9, 2025, the Board, including the Independent
Trustees, considered and approved the continuation of
each of the Management Agreement and the Sub-Advisory
Agreements for an additional one-year period. To assist in
its consideration of the renewal of each of the Management
Agreement and the Sub-Advisory Agreements, the Board
received and considered extensive information (together with the information provided at the Contract Renewal Meeting,
the “Contract Renewal Information”) about the Manager and
the Sub-Advisers, as well as the management and sub-
advisory arrangements for the Fund and the other closed-
end funds in the same complex under the Board’s purview
(the “Franklin Templeton Closed-end Funds”), certain
portions of which are discussed below. The Board noted that
although it recently assumed oversight responsibilities for
the Fund, which was previously overseen by another board,
certain information the Board received throughout the course of the year with respect to the Franklin Templeton Closed-
end Funds was relevant to the Board’s consideration of the
Management Agreement and Sub-Advisory Agreements.
A presentation made by the Manager and the Sub-Advisers
to the Board at the Contract Renewal Meeting in connection
with the Board’s evaluation of each of the Management
Agreement and the Sub-Advisory Agreements encompassed
the Fund and other Franklin Templeton Closed-end Funds.
In addition to the Contract Renewal Information, the Board
received performance and other information related to
the respective services rendered by the Manager and the
Sub-Advisers to the Fund. The Board’s evaluation took
into account the information received and also reflected
the knowledge and experience gained as members of
the Boards of the other Franklin Templeton Closed-end
Funds with respect to the services provided to the Fund
by the Manager and the Sub-Advisers. The information
received and considered by the Board (including its various
committees) in conjunction with both the Contract Renewal
Meeting and throughout the year was both written and
oral. The contractual arrangements discussed below are
the product of multiple years of review and negotiation and
information with respect to the other Franklin Templeton
Closed-end Funds received and considered by the Board
during each of those years.
At a meeting held on April 25, 2025, the Independent
Trustees, in preparation for the Contract Renewal Meeting,
met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the
Franklin Templeton Closed-end Funds, including the Fund,
received to date. No representatives of the Manager or the
Sub-Advisers participated in this meeting. Following the
April 25, 2025 meeting, the Independent Trustees submitted
certain questions and requests for additional information to
Fund management. The Independent Trustees also met
in private sessions with their independent legal counsel
to consider the Contract Renewal Information and Fund
management’s responses to the Independent Trustees’
questions and requests for additional information in
advance of and during the Contract Renewal Meeting. The
discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory
and administrative services pursuant to the Management
Agreement, and the Sub-Advisers together provide the Fund
with investment sub-advisory services pursuant to the Sub-
Advisory Agreements. The discussion below covers both
the advisory and administrative functions being rendered by
the Manager, each such function being encompassed by the
Management Agreement, and the investment sub-advisory
functions being rendered by the Sub-Advisers pursuant to
the Sub-Advisory Agreements.

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Board Approval of Management Agreement and Sub-
Advisory Agreements
The Independent Trustees were advised by separate
independent legal counsel throughout the process. Prior to
voting, the Independent Trustees received a memorandum
discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and
the Sub-Advisory Agreements. The Independent Trustees
considered the Management Agreement and each Sub-
Advisory Agreement separately during the course of their
review. In doing so, they noted the respective roles of the
Manager and the Sub-Advisers in providing services to the
Fund.
In approving the continuation of the Management Agreement
and Sub-Advisory Agreements, the Board, including the
Independent Trustees, considered a variety of factors,
including those factors discussed below. No single factor
reviewed by the Board was identified by the Board as
the principal factor in determining whether to approve the
continuation of the Management Agreement and the Sub-
Advisory Agreements. Each Board member may have
attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory
Agreements.
After considering all relevant factors and information,
the Board, exercising its reasonable business judgment,
determined that the continuation of the Management
Agreement and Sub-Advisory Agreements were in the
best interests of the Fund’s stockholders and approved the
continuation of each such agreement for an additional one-
year period.
Nature, Extent and Quality of the Services under the
Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal
Information regarding the nature, extent, and quality of
services provided to the Fund by the Manager and the
Sub-Advisers under the Management Agreement and the
Sub-Advisory Agreements, respectively, during the past year.
The Board noted information received at regular meetings
throughout the year related to the services provided by
the Manager in its management of the Fund’s affairs and
the Manager’s role in coordinating the activities of the
Sub-Advisers and the Fund’s other service providers. The
Board observed that the scope of services provided by the
Manager and the Sub-Advisers, and of the undertakings
required of the Manager and Sub-Advisers in connection
with those services, including maintaining and monitoring
their respective compliance programs as well as the Fund’s
compliance programs, had expanded over time as a result
of regulatory, market and other developments. The Board
also noted that on a regular basis it received and reviewed
information from the Manager and the Sub-Advisers
regarding the Fund’s compliance policies and procedures
established pursuant to Rule 38a-1 under the 1940 Act. The
Board also considered the risks borne by the Manager, the
Sub-Advisers and their respective affiliates on behalf of the
Fund, including entrepreneurial, operational, reputational,
litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and
responsibilities of the Manager’s senior personnel and
the Sub-Advisers’ portfolio management teams primarily
responsible for the day-to-day portfolio management of the
Fund. The Board also considered, based on its knowledge
of the Manager and its affiliates, the financial resources
of Franklin Resources, Inc., the parent organization of the
Manager and the Sub-Advisers. The Board recognized
the importance of having a fund manager with significant
resources.
The Board considered the division of responsibilities
between the Manager and the Sub-Advisers under the
Management Agreement and the Sub-Advisory Agreements,
respectively, including the Manager’s coordination and
oversight of the services provided to the Fund by the
Sub-Advisers and the Fund’s other service providers. The
Management Agreement permits the Manager to delegate
certain of its responsibilities, including its investment
advisory duties thereunder, provided that the Manager, in
each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the
Management Agreement and the Sub-Advisory Agreements,
the Board took into account that Fund stockholders, in
pursuing their investment goals and objectives, may
have purchased their shares of the Fund based upon the
reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the
resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and
quality of the management and other services provided
(and expected to be provided) to the Fund, under the
Management Agreement and the Sub-Advisory Agreements
were satisfactory.
Fund Performance
The Board received and considered information regarding
Fund performance, including information and analyses (the
“Broadridge Performance Information”) for the Fund, as
well as for a group of comparable funds (the “Performance
Universe”) selected by Broadridge Financial Solutions,

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Annual Report
Inc. (“Broadridge”), an independent third-party provider
of investment company data. The Board was provided
with a description of the methodology Broadridge used to
determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the
Board found the Broadridge Performance Information
generally useful, they recognized its limitations, including that the data may vary depending on the end date selected,
and that the results of the performance comparisons may
vary depending on the selection of the peer group and its
composition over time. The Board also noted that Board
members had received and discussed with the Manager
and the Sub-Advisers information throughout the year at
periodic intervals comparing the Fund’s performance against
its benchmark and against the Fund’s peers. In addition, the
Board considered the Fund’s performance in view of overall
financial market conditions.
The Broadridge Performance Information comparing the
Fund’s performance to that of its Performance Universe,
consisting of the Fund and all leveraged closed-end high
yield municipal debt bond funds, regardless of asset size,
showed, among other data, that based on net asset value
per share, the Fund’s performance was below the median
for the 1-year period ended December 31, 2024, and was
above the median for the 3-, 5- and 10-year periods ended
December 31, 2024. The Board noted the explanations from
the Manager and the Sub-Advisers regarding the Fund’s
relative performance versus the Performance Universe for
the various periods.
Based on the reviews and discussions of Fund performance
and considering other relevant factors, including those noted
above, the Board concluded, under the circumstances,
that continuation of the Management Agreement and the
Sub-Advisory Agreements for an additional one-year period
would be consistent with the interests of the Fund and its
stockholders.
Management and Sub-Advisory Fees and Expense
Ratios
The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) and
the actual management fee (the “Actual Management Fee”)
payable by the Fund to the Manager under the Management
Agreement and the sub-advisory fees (the “Sub-Advisory
Fees”) payable by the Manager to the Sub-Advisers
under the Sub-Advisory Agreements in view of the nature,
extent and overall quality of the management, investment
advisory and other services provided by the Manager and
the Sub-Advisers, respectively. The Board noted that the
Sub-Advisory Fee payable to the Sub-Advisers under their
Sub-Advisory Agreements with the Manager is paid by the
Manager, not the Fund, and, accordingly, that the retention
of the Sub-Advisers does not increase the fees or expenses
otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information
and analyses prepared by Broadridge (the “Broadridge
Expense Information”) comparing the Contractual
Management Fee and the Actual Management Fee and
the Fund’s actual total expenses with those of funds in an
expense universe (the “Expense Universe”) selected and
provided by Broadridge. The comparison was based upon
the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information
generally useful, they recognized its limitations, including that the data may vary depending on the selection of the
peer group.
The Broadridge Expense Information showed that the Fund’s
Contractual Management Fee was equal to the median.
The Broadridge Expense Information also showed that the
Fund’s Actual Management Fee was below the median
based on both common stock assets and total managed
assets, which includes common stock assets and leveraged
assets. The Broadridge Expense Information also showed
that the Fund’s actual total expenses were below the median
based on both common stock assets and total managed
assets. The Board took into account management’s
discussion of the Fund’s expenses.
The Board also reviewed Contract Renewal Information
regarding fees charged by the Manager and/or the Sub-
Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed
with the Board the differences in services provided to
these different types of accounts, noting that the Fund is
provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York
Stock Exchange, and that the Manager coordinates and
oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee
comparisons in view of the different services provided in
managing these other types of clients and funds.
The Board considered the overall management fee, the fees
of the Sub-Advisers and the amount of the management fee
retained by the Manager after payment of the Sub-Advisory
Fees in each case in view of the services rendered for those

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Annual Report
amounts. The Board also received an analysis of complex-
wide management fees provided by the Manager, which,
among other things, set out a framework of fees based on
asset classes.
Taking all of the above into consideration, as well as
the factors identified below, the Board determined that
the management fee and the Sub-Advisory Fees were
reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services
provided by the Manager and the Sub-Advisers to the Fund
under the Management Agreement and the Sub-Advisory
Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information,
received an analysis of the profitability to the Manager
and its affiliates in providing services to the Fund for the
Manager’s fiscal years ended September 30, 2024 and
September 30, 2023. The Board also received profitability
information with respect to the Franklin Templeton fund
complex as a whole. In addition, the Board received
Contract Renewal Information with respect to the Manager’s
revenue and cost allocation methodologies used in
preparing such profitability data. It was noted that the
allocation methodologies had been reviewed by an outside
consultant. The profitability to each of the Sub-Advisers
was not considered to be a material factor in the Board’s
considerations since the Sub-Advisory Fees are paid by
the Manager, not the Fund, although the Board noted
the affiliation of the Manager with the Sub-Advisers. The
profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent
and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal
Information concerning whether the Manager realizes
economies of scale if the Fund’s assets grow. The Board
noted that because the Fund is a closed-end fund, it has
limited ability to increase its assets. The Board determined that the management fee structure was appropriate under
the circumstances. For similar reasons as stated above
with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-
Advisers’ management of the Fund to be a material factor in
the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the
Manager, the Sub-Advisers and their affiliates as a result
of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s
stockholders. In view of the costs of providing investment
management and other services to the Fund and the
ongoing commitment of the Manager and the Sub-Advisers
to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-
Advisers, were reasonable.

38918-A 12/25
© 2025 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock and preferred stock.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Putnam Managed Municipal Income Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare Inc.
P.O. Box 43006,
Providence, Rhode Island:
02940-3078
Toll-Free Number:
1-888-888-0151
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Eileen A. Kamerick and Nisha Kumar possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Eileen A. Kamerick and Nisha Kumar as the Audit Committee’s financial experts. Eileen A. Kamerick and Nisha Kumar are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $72,749 in October 31, 2024 and $63,078 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $9,166 in October 31, 2024 and $15,276 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $872,036 in October 31, 2024 and $1,557,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert D. Agdern

Carol L. Colman

Anthony Grillo

Eileen A. Kamerick

Nisha Kumar

Peter Mason

Hillary A. Sale

(b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Investments

Proxy Voting Procedures

Introduction and Summary

Many of Putnam’s investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam’s view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors’ interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long-term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

This memorandum sets forth Putnam’s policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts include the Putnam Mutual Funds1 and Putnam Exchange-Traded Funds, US and international institutional accounts and funds managed or sub-advised by The Putnam Advisory Company, LLC, Putnam Investments Limited and Putnam Fiduciary Trust Company, LLC. In addition, the policies include US mutual funds and other accounts sub-advised by Putnam Investment Management, LLC.2

1 Effective January 27, 2023, the Board of Trustees of the Putnam Mutual Funds delegated proxy voting authority to Putnam Investment Management, LLC, the investment manager to the Putnam Mutual Funds.

2 The Putnam Proxy Voting Procedures and Guidelines will apply also to certain funds and institutional and other accounts managed by Franklin Advisers, Inc. (“FAV”) but formerly managed or sub-advised by one of the Putnam adviser entities identified above, pursuant to sub-advisory agreements in effect from time to time between FAV and the relevant Putnam entity(ies).

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals, including from the Putnam Equity investment team and the Putnam Equity Sustainability Strategy group. The Chief Investment Officer of Putnam Equity appoints the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.	Reviews these procedures and the Proxy Voting Guidelines annually and approves any amendments considered to be advisable.
2.	Considers special proxy issues as they may from time to time arise.
3.	Must approve all vote overrides recommended by investment professionals.

Proxy Voting Administration

The Putnam Sustainability Strategy group administers Putnam’s proxy voting through a Proxy Voting Team. The Proxy Voting Team has the following duties:

1.	Annually prepares the Proxy Voting Guidelines and distributes them to the Proxy Committee for review.

2.	Coordinates the Proxy Committee’s review of any new or unusual proxy issues and serves as Secretary thereto

3.	Manages the process of referring issues to portfolio managers for voting instructions.

4.	Oversees the work of any third-party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services (ISS) to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

5.	Coordinates responses to investment professionals’ questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

6.	Implements the exception process with respect to referred items on securities held solely in accounts managed by the Global Asset Allocation (“GAA”) team within Franklin Templeton Investment Solutions described in more detail in the Proxy Referral section below.

7.	Maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

8.	Prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case-by-case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

In light of our views on the importance of issuer governance and investor engagement, which we believe are applicable across our various strategies and clients, regardless of a specific portfolio’s investment objective, Putnam will vote all proxies in accordance with the Guidelines, subject to two exceptions as follows:

1.	If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the Proxy Voting Team not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Voting Team will review any such request with the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee acting on the Proxy Committee’s behalf) prior to implementing the request.

2.	Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Other

1.	Putnam may elect not to vote when the security is no longer held.

2.	Putnam will abstain on items that require case-by-case review when a vote recommendation from the appropriate investment professional(s) cannot be obtained due to restrictive voting deadlines or other prohibitive operational or administrative requirements.

3.	Where securities held in Putnam client accounts, including the Putnam mutual funds, have been loaned to third parties in connection with a securities lending program administered by Putnam (through securities lending agents overseen by Putnam), Putnam has instructed lending agents to recall U.S. securities on loan to vote proxies, in accordance with Putnam’s securities lending procedures Due to differences in non-U.S. markets, Putnam does not currently seek to recall non-U.S. securities on loan. In addition, where Putnam does not administer a client’s securities lending program, this recall policy does not apply, since Putnam generally does not have information on loan details or authority to effect recalls in those cases. It is possible that, for impracticability or other reasons, a recalled security may not be returned to the relevant custodian in time to allow Putnam to vote the relevant proxy.

4.	Putnam will make its reasonable best efforts to vote all proxies except when impeded by circumstances that are reasonably beyond its control and responsibility, such as custodial proxy voting services, in part or whole, not available or not established by a client, or custodial error.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to Portfolio Managers. The Portfolio Manager receiving the referral request may delegate the vote decision to an appropriate Analyst from among a list of eligible analysts (such list to be approved by the Chief Investment Officer of the Putnam Equity group and the Director of Equity Research for the Putnam Equity group). The Analyst will be required to make the affirmation and disclosures identified in (3) below. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies through the Proxy Referral Administration Database. The referral request contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Franklin Templeton employee outside Putnam Equity or with any person other than a proxy solicitor acting in the normal course of proxy solicitation, and (3) a field for portfolio managers to affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to Compliance any potential conflicts of interest relevant to their vote recommendation.

Putnam may vote any referred items on securities held solely in accounts managed by the GAA team within Franklin Templeton Investment Solutions (and not held by any other investment product team) in accordance with the recommendation of Putnam’s third-party proxy voting service provider. The Proxy Voting Team will first give the relevant portfolio manager(s) on the GAA team the opportunity to review the referred items and vote on them. If the portfolio manager(s) on the GAA team do not decide to make any active voting decision on any of the referred items, the items will be voted in accordance with the service provider’s recommendation. If the security is also held by other investment teams at Putnam Equity, the items will be referred to the largest holder who is not a member of the GAA team.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will complete the referral request. Upon receiving each completed referral request from the applicable Portfolio Manager or Analyst, the Proxy Voting Team will review the completed request for accuracy and completeness, and will follow up with investment personnel as appropriate.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

1.	The Proxy Committee is composed of senior professionals, including Portfolio Managers in Putnam Equity and the Putnam Equity Sustainability Strategy group. None of these individuals or groups reports to Franklin Templeton’s marketing businesses.

2.	No Franklin Templeton employee outside Putnam Equity may contact any portfolio manager about any proxy vote without first contacting the Proxy Voting Team or a senior lawyer in the Legal and Compliance Department. There is no prohibition on employees seeking to communicate investment-related information to investment professionals except for Putnam’s restrictions on dissemination of material, non-public information. However, the Proxy Voting Team will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

3.	Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms and must affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to the Proxy Voting Team any potential conflicts of interest relevant to their vote recommendation.

4.	The Proxy Voting Team will review the name of the issuer of each proxy that contains a referral item against various sources of Putnam business relationships maintained by the Legal and Compliance Department or Client Service for potential material business relationships (i.e., conflicts of interest). For referrals, the Proxy Voting Team will complete the Proxy Voting Conflict of Interest Disclosure Form (attached as Exhibit B and C) via the Proxy Referral Administration Database and will prepare a quarterly report for the Putnam Chief Compliance Officer identifying all completed Conflict of Interest Disclosure forms.

5.	Putnam’s Proxy Voting Guidelines may only be overridden with the written recommendation from a member of the Investment Division and concurrence of the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee on the Proxy Committee’s behalf).

Recordkeeping

The Putnam Equity Sustainability Strategy Group will retain copies of the following books and records:

1.	A copy of the Proxy Voting Procedures and Guidelines as are from time to time in effect;

2.	A copy of each proxy statement received with respect to securities in client accounts;

3.	Records of each vote cast for each client;

4.	Internal documents generated in connection with a proxy referral, such as emails, memoranda, etc.

5.	Written reports to clients on proxy voting and all client requests for information and Putnam’s response.

All records will be maintained for seven years. A proxy vendor may on Putnam’s behalf maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

Exhibit A to Proxy Procedures

Putnam Investments Proxy Voting Guidelines

The proxy voting guidelines below summarize Putnam’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Voting Team.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long-term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

These proxy voting policies are intended to be decision-making guidelines. The guidelines are not exhaustive and do not include all potential voting issues. In addition, as contemplated by and subject to Putnam’s Proxy Voting Procedures, because proxy issues and the circumstances of individual companies are so varied, portfolio teams may recommend votes that may vary from the general policy choices set forth in the guidelines.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-US issuers.

I. Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

A.	Matters Relating to the Board of Directors

Uncontested Election of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. When evaluating a company’s board, Putnam may consider the diversity of professional backgrounds and personal characteristics. Putnam believes that companies generally benefit from diversity on the board, including diversity with respect to gender, ethnicity, race, skills, perspectives and experience.

Proxies will be voted for the election of the company’s nominees for directors (and/or subsidiary directors) and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

➢	Putnam will withhold votes from the entire board of directors if:

•	The board does not have a majority of independent directors,

•	The board does not have nominating, audit and compensation committees composed solely of independent directors, or

•	The board has more than 15 members or fewer than five members, absent special circumstances.

➢	Putnam may refrain from withholding votes from the board due to insufficient key committee independence due to director resignation, change in board structure, or other specific circumstances, provided that the company has stated (for example in an 8-K), or it can otherwise be determined, that the board will address committee composition to ensure compliance with the applicable corporate governance code in a timely manner after the shareholder meeting and the company has a history of appropriate board independence.

Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an independent director is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee (excluding immaterial fees for transactional services as defined by the NYSE Corporate Governance rules) from the company other than in his or her capacity as a member of the board of directors or any board committee. Putnam believes that the receipt of such compensation for services other than service as a director raises significant independence issues.

➢	Putnam will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).

➢	Putnam will withhold votes from any nominee for director who attends fewer than 75% of board and committee meetings. Putnam may refrain from withholding votes on a case-by-case basis if a valid reason for the absence exists, such as illness, personal emergency, potential conflict of interest, etc.

➢	Putnam will withhold votes from any incumbent nominee for director who served on a board that has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the votes actually cast on the matter at its previous two annual meetings, or

➢	Putnam will withhold votes from any incumbent nominee for director who served on a board that adopted, renewed, or made a material adverse modification to a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year. (This is applicable to any type of poison pill, for example, advance-warning type pill, EGM pill, and Trust Defense Plans in Japan.)

Putnam will refrain from opposing the board members who served at the time of the adoption of the poison pill if the duration is one year or less, if the plan contains other suitable restrictions; or if the company publicly discloses convincing rationale for its adoption and seeks shareholder approval of future renewals of the poison pill. (Suitable restrictions could include but are not limited to, a higher threshold for passive investors. Convincing rationale could include circumstances such as, but not limited to, extreme market disruption or conditions, stock volatility, substantial merger, active investor interest, or takeover attempts.)

➢	Putnam will vote on a case-by-case basis and may consider voting against the Nominating Committee Chair if there is a lack of evidence of board diversity.

Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

➢	Putnam will vote against any non-executive nominee for director who serves on more than four (4) public company boards, except where Putnam would otherwise be withholding votes for the entire board of directors. For the purpose of this guideline, boards of affiliated registered investment companies and other similar entities such as UCITS will count as one board. Generally, Putnam will withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company.

➢	Putnam will withhold votes from any nominee for director who serves as an executive officer of any public company (“home company”) while serving on more than two (2) public company boards other than the home company board. (Putnam will withhold votes from the nominee at each company where Putnam client portfolios own shares.) In addition, if Putnam client portfolios are shareholders of the executive's home company, Putnam will withhold votes from members of the company's governance committee. For the purpose of this guideline, boards of affiliated registered investment companies and other similar entities such as UCITS will count as one board.

➢	Putnam will withhold votes from any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”).

Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

Note: Designation of executive director is based on company disclosure.

➢	Putnam will vote against proposals that provide that a director may be removed only for cause. Putnam will generally vote for proposals that permit the removal of directors with or without cause.

➢	Putnam will vote against proposals authorizing a board to fill a director vacancy without shareholder approval.

➢	Putnam will vote on a case-by-case basis on subsidiary director nominees if Putnam will be voting against the nominees of the parent company’s board.

➢	Putnam will vote on a case-by-case basis for director nominees, including nominees for positions on Supervisory Boards or Supervisory Committees, or similar board entities (depending on board structure), for (re)election when cumulative voting applies.

➢	Putnam will vote for proposals to approve annual directors’ fees, except that Putnam will vote on a case-by-case basis if Putnam’s independent proxy voting service has recommended a vote against such proposal. Additionally, Putnam will vote for proposals to approve the grant of equity awards to directors, except that Putnam will consider these proposals on a case-by-case basis if Putnam’s proxy service provider is recommending a vote against the proposal.

Classified Boards

➢	Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Ratification of Auditors

➢	Putnam will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised. (Otherwise, Putnam will vote for.)

Contested Elections of Directors

➢	Putnam will vote on a case-by-case basis in contested elections of directors.

B. Executive Compensation

Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

➢	Putnam will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.

➢	Putnam will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity plans).

➢	Putnam will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

➢	Additionally, if the annualized dilution cannot be calculated, Putnam will vote for plans where the Total Potential Dilution is 5% or less. If the annualized dilution cannot be calculated and the Total Potential Dilution exceeds 5%, then Putnam will vote against. Note: Such plans must first pass all of Putnam's other screens.

➢	Putnam will vote proposals to issue equity grants to executives on a case-by-case basis.

➢	Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

➢	Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

➢	Putnam will vote against stock option plans/ restricted stock plans with evergreen features providing for automatic share replenishment.

➢	Putnam will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except as follows:

Vote on a case-by-case basis on such proposals if any of the following circumstances exist:

•	the amount per employee under the plan is unlimited, or
•	the maximum award pool is undisclosed, or
•	the incentive bonus plan’s performance criteria are undisclosed, or
•	the independent proxy voting service recommends a vote against.

➢	Putnam will vote in favor of the annual presentation of advisory votes on executive compensation (Say-on-Pay).

➢	Putnam will generally vote for advisory votes on executive compensation (Say-on-Pay). However, Putnam will vote against an advisory vote if the company fails to effectively link executive compensation to company performance according to benchmarking performed by the independent proxy voting service.

•	Putnam will review the proposal on a case-by-case basis if there is no recommendation of the independent proxy voting service.

➢	Putnam will vote on a case-by-case basis on severance agreements (e.g., golden and tin parachutes)

➢	Putnam will withhold votes from members of a Board of Directors which has approved compensation arrangements Putnam’s investment personnel have determined are grossly unreasonable at the next election at which such director is up for re-election.

➢	Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

➢	Putnam will vote for Non-qualified Employee Stock Purchase Plans with all the following features:

1)	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

2)	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

3)	Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value.

4)	No discount on the stock price on the date of purchase since there is a company matching contribution.

Putnam will vote against Non-qualified Employee Stock Purchase Plans when any of the plan features do not meet the above criteria.

Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

C. Capitalization

Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except as follows:

➢	Putnam will vote for proposals relating to the authorization of additional common stock, except that Putnam will evaluate such proposals on a case-by-case basis if (i) they relate to a specific transaction or to common stock with special voting rights, (ii) the company has a non-shareholder approved poison pill in place, or (iii) the company has had sizeable stock placements to insiders within the past three years at prices substantially below market value without shareholder approval.

➢	Putnam will vote for proposals to effect stock splits (excluding reverse stock splits.)

➢	Putnam will vote for proposals authorizing share repurchase programs, except that Putnam will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

D. Acquisitions, Mergers, Reorganizations and Other Transactions

Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets.

E. Anti-Takeover Measures

Putnam will vote against board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights, control share acquisition provisions, targeted share placements, and ability to make greenmail payments, except as follows:

➢	Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans;

➢	Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.

➢	Putnam will vote on a case-by-case basis on proposals to issue blank check preferred stock in the case of REITs (only)

➢	Putnam will generally vote for proposals that enable or expand shareholders’ ability to take action by written consent.

➢	Putnam will vote on a case-by-case basis on proposals to increase shares of an existing class of stock with disparate voting rights from another share class.

➢	Putnam will vote on a case-by-case basis on shareholder or board-approved proposals to eliminate supermajority voting provisions at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

➢	Putnam will vote on a case-by-case basis on board-approved proposals to adopt supermajority voting provisions at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

➢	Putnam will vote on a case-by-case basis on proposals to issue blank check preferred stock if appropriate “de-clawed” language is present. Specifically, appropriate de-clawed language will include cases where the Company states (i.e., through 8-K, proxy statement or other public disclosure) it will not use the preferred stock for anti-takeover purposes, or in order to implement a shareholder rights plan, or discloses a commitment to submit any future issuances of preferred stock to be used in a shareholder rights plan/anti-takeover purpose to a shareholder vote prior to its adoption.

F. Other Business Matters

Putnam will vote for board-approved proposals approving routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting, except as follows:

➢	Putnam will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary or to effect stock splits, to change a company’s name, to authorize additional shares of common stock or other matters which are considered routine (for example, director age or term limits), technical in nature, fall within Putnam’s guidelines (for example, regarding board size or virtual meetings), are required pursuant to regulatory and/or listing rules, have little or no economic impact or will not negatively impact shareholder rights).

➢	Additionally, Putnam believes the bundling of items, whether the items are related or unrelated, is generally not in shareholders’ best interest. We may vote against the entire bundled proposal if we would normally vote against any of the items if presented individually. In these cases, we will review the bundled proposal on a case-by-case basis.

➢	Putnam generally supports quorum requirements if the level is set high enough to ensure a broad range of shareholders is represented in person or by proxy but low enough so that the Company can transact necessary business. Putnam will vote on a case-by-case basis on proposals seeking to change quorum requirements; however, Putnam will normally support proposals that seek to comply with market or exchange requirements.

➢	Putnam will vote on a case-by-case basis on proposals seeking to change a company’s state of incorporation. However, Putnam will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

➢	Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.

➢	Putnam will vote against proposals where there is a lack of information to make an informed voting decision.

➢	Putnam will vote as follows on proposals to adjourn shareholder meetings:

If Putnam is withholding support for the board of the company at the meeting, any proposal to adjourn should be referred for case-by-case analysis.

If Putnam is not withholding support for the board, Putnam will vote in favor of adjourning, unless the vote concerns an issue that is being referred back to Putnam for case-by-case review. Under such circumstances, the proposal to adjourn should also be referred to Putnam for case-by-case analysis.

➢	Putnam will vote against management proposals to adopt a specific state’s courts, or a specific U.S. district court as the exclusive forum for certain disputes, except that Putnam will vote for proposals adopting the State of Delaware, or the Delaware Chancery Court, as the exclusive forum, for corporate law matters for issuers incorporated in Delaware. Requiring shareholders to bring actions solely in one state may discourage the pursuit of derivative claims by increasing their difficulty and cost. However, Putnam’s guideline recognizes the expertise of the Delaware state court system in handling disputes involving Delaware corporations. In addition, Putnam will withhold votes from the chair of the Nominating/Governance committee if a company amends its Bylaws, or takes other actions, to adopt a specific state’s courts (other than Delaware courts, for issuers incorporated in Delaware) or a specific U.S. district court as the exclusive forum for certain disputes without shareholder approval.

➢	Putnam will vote on a case-by-case basis on management proposals seeking to adopt a bylaw amendment allowing the company to shift legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation (fee-shifting bylaw). Additionally, Putnam will vote against the Chair of the Nominating/Governance committee if a company adopts a fee-shifting bylaw amendment without shareholder approval.

➢	Putnam will support management/shareholder proxy access proposals as long as the proposals align with the following principles for a shareholder (or up to 20 shareholders together as a group) to receive proxy access:

1) The required minimum aggregate ownership of the Company’s outstanding common stock is no greater than 3%;

2) The required minimum holding period for the shareholder proponent(s) is no greater than two years; and

3) The shareholder(s) are permitted to nominate at least 20% of director candidates for election to the board.

Proposals requesting shares be held for 3 years will be reviewed on a case-by-case basis. Putnam will vote against proposals requesting shares be held for more than three years. Proposals that meet Putnam’s stated criteria and include other requirements relating to issues such as, but not limited to, shares on loan or compensation agreements with nominees, will be reviewed on a case-by-case basis.

Additionally, shareholder proposals seeking an amendment to a company’s proxy access policy which include any one of the supported criteria under Putnam’s guidelines, for example, a 2-year holding period for shareholders, will be reviewed on a case-by-case basis.

➢	Putnam supports management / shareholder proposals giving shareholders the right to call a special meeting as long as the ownership requirement in such proposals is at least 15% of the company's outstanding common stock and not more than 25%.

In general, Putnam will vote for management or shareholder proposals to reduce the ownership requirement below a company’s existing threshold, as long as the new threshold is at least 15% and not greater than 25% of the company’s outstanding common stock.

Putnam will vote against any proposal with an ownership requirement exceeding 25% of the company’s common stock or an ownership requirement that is less than 15% of the company's outstanding common stock.

In cases where there are competing management and shareholder proposals giving shareholders the right to call a special meeting, Putnam will generally vote for the proposal which has the lower minimum shareholder ownership threshold, as long as that threshold is within Putnam’s recommended minimum/maximum thresholds. If only one of the competing proposals has a threshold that falls within Putnam’s threshold range, Putnam will normally support that proposal as long as it represents an improvement (reduction) from the previous requisite ownership level. Putnam will normally vote against both proposals if neither proposal has a requisite ownership level between 15% and 25% of the company’s outstanding common stock.

➢	Putnam will generally vote for management or shareholder proposals to allow a company to hold virtual-only or hybrid shareholder meetings or to amend its articles/charter/by-laws to allow for virtual-only or hybrid shareholder meetings, provided the proposal does not preclude in-person meetings (at any given time), and does not otherwise limit or impair shareholder participation; and if the company has provided clear disclosure to ensure that shareholders can effectively participate in virtual-only shareholder meetings and meaningfully communicate with company management and directors. Additionally, Putnam may consider the rationale of the proposal and whether there have been concerns about the company’s previous meeting practices.

Disclosure should address the following:

•	the ability of shareholders to ask questions during the meeting
o	including time guidelines for shareholder questions
o	rules around what types of questions are allowed
o	and rules for how questions and comments will be recognized and disclosed to meeting participants
o	the manner in which appropriate questions received during the meeting will be addressed by the board

•	procedures, if any, for posting appropriate questions received during the meeting and the company’s answers on the investor page of their website as soon as is practical after the meeting
•	technical and logistical issues related to accessing the virtual meeting platform; and
•	procedures for accessing technical support to assist in the event of any difficulties accessing the virtual meeting

Putnam may vote against proposals that do not meet these criteria.

Additionally, Putnam may vote against the Chair of the Governance Committee when the board is planning to hold a virtual-only shareholder meeting and the company has not provided sufficient disclosure (as noted above) or shareholder access to the meeting.

➢	Putnam will vote for proposals to approve a company’s board-approved climate transition action plan (“say on climate” proposals in which the company’s board proposes that shareholders indicate their support for the company’s plan), unless the proxy voting service has recommended a vote against the proposal, in which case Putnam will vote on a case-by-case basis on the proposal.

➢	Putnam will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.

II. Shareholder Proposals

Shareholder proposals are non-binding votes that are often opposed by management. Some proposals relate to matters that are financially immaterial to the company’s business, while others may be impracticable or costly for a company to implement. At the same time, well-crafted shareholder proposals may serve the purpose of raising issues that are material to a company’s business for management’s consideration and response. Putnam seeks to weigh the costs of different types of proposals against their expected financial benefits. More specifically:

Putnam will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

➢	Putnam will vote for shareholder proposals that are consistent with Putnam’s proxy voting guidelines for board-approved proposals.

➢	Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

➢	Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

➢	Putnam will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding of the company in order to be (re) elected.

➢	Putnam will review on a case-by-case basis, shareholder proposals requesting that the board adopt a policy whereby, in the event of a significant restatement of financial results or significant extraordinary write-off, the board will recoup, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met.

➢	Putnam will vote for shareholder proposals urging the board to seek shareholder approval of any future supplemental executive retirement plan ("SERP"), or individual retirement arrangement, for senior executives that provides credit for additional years of service not actually worked, preferential benefit formulas not provided under the company's tax-qualified retirement plans, accelerated vesting of retirement benefits or retirement perquisites and fringe benefits that are not generally offered to other company employees. (Implementation of this policy shall not breach any existing employment agreement or vested benefit.)

➢	Putnam will vote for shareholder proposals requiring companies to report on their executive retirement benefits. (Deferred compensation, split-dollar life insurance, SERPs and pension benefits)

➢	Putnam will vote for shareholder proposals requesting that a company establish a pay-for-superior-performance standard whereby the company discloses defined financial and/or stock price performance criteria (along with the detailed list of comparative peer group) to allow shareholders to sufficiently determine the pay and performance correlation established in the company’s performance-based equity program. In addition, no multi-year award should be paid out unless the company’s performance exceeds, during the current CEO’s tenure (three or more years), its peer median or mean performance on selected financial and stock price performance criteria.

➢	Putnam will vote for shareholder proposals urging the board to disclose in a separate report to shareholders, the Company’s relationships with its executive compensation consultants or firms. Specifically, the report should identify the entity that retained each consultant (the company, the board or the compensation committee) and the types of services provided by the consultant in the past five years (non-compensation-related services to the company or to senior management and a list of all public company clients where the Company’s executives serve as a director.)

➢	Putnam will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and
•	the change in control results in the termination of employment for the person receiving the severance payment.

➢	Putnam will vote for shareholder proposals requiring that the chair’s position be filled by an independent director (separate chair/CEO). However, Putnam will vote on a case-by-case basis on such proposals when the company’s board has a lead-independent director (or already has an independent or separate chair) and Putnam is supporting the nominees for the board of directors.

➢	Putnam will vote for shareholder proposals seeking the submission of golden coffins to a shareholder vote or the elimination of the practice altogether.

➢	Putnam will vote for shareholder proposals seeking a policy that forbids any director who receives more than 25% withhold votes cast (based on for and withhold votes) from serving on any key board committee for two years and asking the board to find replacement directors for the committees if need be.

➢	Putnam will vote for shareholder proposals urging the board to seek shareholder approval of severance agreements (e.g., golden and tin parachutes).

•	However, Putnam will vote against such proposals when the company has a policy that minimally requires shareholder approval of severance agreements for executives that provides for cash severance benefits exceeding 2.99 times the sum of the executive's base salary plus target annual non-equity incentive plan bonus opportunity.

Putnam will vote on a case-by-case basis on approving such compensation arrangements.

➢	Putnam will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met: the company undergoes a change in control, and the change in control results in the termination of employment for the person receiving the severance payment.

➢	Putnam will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.

➢	Putnam will vote in accordance with the recommendation of the company’s board of directors on shareholder proposals regarding corporate political spending, unless Putnam is voting against the directors, in which case the proposal would be reviewed on a case-by-case basis.

➢	Putnam will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.

Environmental and Social

➢	Putnam believes that sustainable environmental practices and sustainable social policies are important components of long-term value creation. Companies should evaluate the potential risks to their business operations that are directly related to environmental and social factors (among others). In evaluating shareholder proposals relating to environmental and social initiatives, Putnam takes into account (1) the relevance and materiality of the proposal to the company’s business, (2) whether the proposal is well crafted (e.g., whether it references science-based targets, or standard global protocols), and (3) the practicality or reasonableness of implementing the proposal.

Putnam may support well-crafted and well-targeted proposals that request additional reporting or disclosure on a company’s plans to mitigate risk to the company related to the following issues and/or their strategies related to these issues: Environmental issues, including but not limited to, climate change, greenhouse gas emissions, renewable energy, and broader sustainability issues; and Social issues, including but not limited to, fair pay, employee diversity and development, safety, labor rights, supply chain management, privacy and data security.

In addition, Putnam will consider proposals related to Artificial Intelligence (“AI”) on a case-by-case basis.

Putnam will consider factors such as (i) the industry in which the company operates, (ii) the company's current level of disclosure, (iii) the company's level of oversight, (iv) the company’s management of risk arising out of these matters, (v) whether the company has suffered a material financial impact. Other factors may also be considered.

Putnam will consider the recommendation of its third-party proxy service provider and may consider other factors such as third-party evaluations of ESG performance.

Additionally, Putnam may vote on a case-by-case basis on proposals which ask a company to take action beyond reporting where our third-party proxy service provider has identified one or more reasons to warrant a vote FOR.

III. Voting Shares of Non-US Issuers

Many non-US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

(1)	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

(2)	Share re-registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in many cases, then re-registered back. Shares are normally blocked in this period.

(3)	Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

Putnam’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of not doing so. For example, in a share blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non- contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

Putnam recognizes that the laws governing non-US issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly, it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non-US issuers in accordance with the foregoing guidelines where applicable, except as follows:

➢	Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

➢	Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

➢	Putnam will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

➢	Putnam will vote for proposals to authorize share repurchase programs that are recommended for approval by Putnam’s proxy voting service provider, otherwise Putnam will vote against such proposals; except that Putnam will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

➢	Putnam will vote against authorizations to repurchase shares or issue shares or convertible debt instruments with or without preemptive rights when such authorization can be used as a takeover defense without shareholder approval. Putnam will not apply this policy to a company with a shareholder who controls more than 50% of its voting rights.

➢	Putnam will generally vote for proposals that include debt issuances, however substantive/non-routine proposals, and proposals that fall outside of normal market practice or reasonable standards, will be reviewed on a case-by-case basis.

➢	Putnam will vote for board-approved routine, market-practice proposals. These proposals are limited to (1) those issues that will have little or no economic impact, such as technical, editorial, or mandatory regulatory compliance items, (2) those issues that will not adversely affect and/or which clearly improve shareholder rights/values, and which do not violate Putnam’s proxy voting guidelines, or (3) those issues that do not seek to deviate from existing laws or regulations. Examples include but are not limited to, related party transactions (non-strategic), profit-and-loss transfer agreements (Germany), authority to increase paid-in capital (Taiwan). Should any unusual circumstances be identified concerning a normally routine issue, such proposals will be referred back to Putnam for internal review.

➢	Putnam will generally vote for proposals regarding amendments seeking to expand business lines or to amend the corporate purpose, provided the proposal would not include a significant or material departure from the company’s current business, and/or will provide the company with greater flexibility in the performance of its activities.

➢	Putnam will normally vote for management proposals concerning allocation of income and the distribution of dividends. However, Putnam portfolio teams will override this guideline when they conclude that the proposals are outside the market norms (i.e., those seen as consistently and unusually small or large compared to market practices).

➢	Putnam will generally vote for proposals seeking to adjust the par value of common stock. However, non-routine, substantive proposals will be reviewed on a case-by-case basis.

➢	Putnam will vote against proposals that would authorize the company to reduce the notice period for calling special or extraordinary general meetings to less than 21-Days.

➢	Putnam will generally vote for proposals relating to transfer of reserves/increase of reserves (i.e., France, Japan). However, Putnam will vote on a case-by-case basis if the proposal falls outside of normal market practice.

➢	Putnam will generally vote for proposals to increase the maximum variable pay ratio. However, Putnam will vote on a case-by-case basis if we are voting against a company’s remuneration report or if the proposal seeks an increase in excess of 200%.

➢	Putnam will review stock option plans on a case-by-case basis which allow for the options exercise price to be reduced by dividend payments (if the plan would normally pass Putnam’s Guidelines).

➢	Putnam will generally vote for requests to provide loan guarantees however, Putnam will vote on a case-by-case basis if the total amount of guarantees is in excess of 100% of the company’s audited net assets.

➢	Putnam will generally support remuneration report/policy proposals (i.e., advisory/binding) where a company’s executive compensation is linked directly with the performance of the business and executive. Putnam will generally support compensation proposals which incorporate a mix of reasonable salary and performance based short- and long-term incentives. Companies should demonstrate that their remuneration policies are designed and managed to incentivize and retain executives while growing the company’s long-term shareholder value.

Generally, Putnam will vote against remuneration report/policy proposals (i.e., advisory/binding) in the following cases:

•	Disconnect between pay and performance
•	No performance metrics disclosed;
•	No relative performance metrics utilized;
•	Single performance metric was used and it was an absolute measure;
•	Performance goals were lowered when management failed or was unlikely to meet original goals;
•	Long Term Incentive Plan is subject to retesting (e.g., Australia);
•	Service contracts longer than 12 months (e.g., United Kingdom);
•	Allows vesting below median for relative performance metrics;

•	Ex-gratia / non-contractual payments have been made (e.g., United Kingdom and Australia);
•	Contains provisions to automatically vest upon change-of-control; or
•	Other poor compensation practices or structures.
•	Pension provisions for new executives is not at the same level as the majority of the wider workforce; pension provisions for incumbent executives are not set to decrease over time (United Kingdom)
•	Proposed CEO salary increases are not justifiably appropriate in comparison to wider workforce or rationale for exception increases is not fully disclosed (United Kingdom)

➢	Putnam will vote on a case-by-case basis on bonus payments to executive directors or senior management; however, Putnam will vote against payments that include outsiders or independent statutory auditors.

Matters Relating to Board of Directors

Uncontested Board Elections

Asia: China, Hong Kong, India, Indonesia, Philippines, Taiwan and Thailand

➢	Putnam will vote against the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary: Companies listed in China (or dual-listed in China and Hong Kong) often have a separate supervisory committee in addition to a standard board of directors containing audit, compensation, and nominating committees. The supervisory committee provides oversight of the financial affairs of the company and supervises members of the board and management, while the board of directors makes decisions related to the company's business and investment strategies. The supervisory committee normally comprises employee representatives and shareholder representatives. Shareholder representatives are elected by shareholders of the company while employee representatives are elected by the company's staff. Shareholder representatives may be independent or may be affiliated with the company or its substantial shareholders. Current laws and regulations neither provide a basis for evaluation of supervisor independence nor do they require a supervisor to be independent.

➢	Putnam will generally vote in favor of nominees to the Supervisory Committee

Australia

➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent, or

•	the board has not established an audit committee composed solely of non-executive directors, a majority of whom, including the chair of the committee (who should not be the board chair), should be independent directors, or

•	the board has not established nominating and compensation committees each composed of a majority of independent, non-executive directors, with an independent chair.

Brazil

➢	Putnam will vote against proposals requesting cumulative voting unless there are more candidates than number of seats available, in which case vote for.

➢	Putnam will vote for proposals for the proportional allocation of cumulative votes if Putnam is supporting the entire slate of nominees. Putnam will vote against such proposals if Putnam is not supporting the entire slate.

➢	Putnam will abstain on individual director allocation proposals if Putnam is voting for the proportional allocation of cumulative votes. Putnam will vote on a case-by-case basis on individual director allocation proposals if Putnam is voting against the proportional allocation of votes.

➢	Putnam will vote for proposals to cumulate votes of common and preferred shareholders if the nominees are known and Putnam is supporting the applicable nominees; Putnam will vote against such proposals if Putnam is not supporting the known nominees, or if the nominees are unknown.

➢	Putnam will generally vote against proposals seeking the recasting of votes for amended slate (as new candidates could be included in the amended slate without prior disclosure to shareholders).

➢	Putnam will vote against proposals regarding instructions if meeting is held on second call if election of directors is part of the recasting as the slate can be amended without (prior) disclosure to shareholders.

➢	Putnam will vote against proposals regarding the casting of minority votes to the candidate with largest number of votes.

Canada

Canadian corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, Putnam will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary: Like the UK’s Combined Code on Corporate Governance, the policies on corporate governance issued by Canadian securities regulators embody the “comply and explain” approach to corporate governance. Because Putnam believes that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Continental Europe (ex-Germany)

➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent directors, or

•	the board has not established audit, nominating and compensation committees each composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

In France, Employee Representatives are employed by the company and represent rank and file employees. These representatives are elected by company employees. The law also provides for the appointment of employee shareholder representatives, if the employee shareholdings exceed 3% of the share capital. Employee shareholder representatives are elected by the company’s shareholders (via general meeting).

Germany

➢	For companies subject to “co-determination,” Putnam will vote for the election of nominees to the supervisory board, except:
➢	Putnam will vote against the Supervisory Board if

➢	the board has not established an audit committee comprising an Independent chair.
➢	the audit committee chair serves as board chair.
➢	the board contains more than two former management board members.

➢	Putnam will vote against the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system - a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This practice is known as co-determination.

Israel

Non-Controlled Banks: Director elections at Non-Controlled banks are overseen by the Supervisor of the Banks and nominees for election as "other" (non-external) directors and external directors (under Companies Law and Directive 301) are put forward by an external and independent committee. As such,

➢	Putnam’s guidelines regarding board Nominating Committees will not apply

➢	Putnam will vote on a case-by-case on nominees when there are more nominees than seats available.

Italy

Election of directors and statutory auditors:

➢	Putnam will apply the director guidelines to the majority shareholder supported list and vote accordingly (for or against) if multiple lists of director candidates are presented. If there is no majority shareholder supported slate of nominees, Putnam will support the shareholder slate of nominees that is recommended for approval by Putnam’s service provider.

➢	Putnam will vote against the entire list of director nominees if the list is bundled as one proposal and if Putnam would otherwise be voting against any one director nominee.

➢	Putnam will generally vote for the majority shareholder supported list of statutory auditor nominees.

Note: Pursuant to Italian law, directors and statutory auditors are elected through a slate voting system whereby candidates are presented in lists submitted by shareholders representing a minimum percentage of share capital.

➢	Putnam will withhold votes from any director not identified in the proxy materials. (Example: Co-opted director nominees.)

Japan

➢	For companies that have established a U.S.-style corporate governance structure, Putnam will withhold votes from the entire board of directors if:

•	the board does not have a majority of outside directors,
•	the board has not established nominating and compensation committees composed of a majority of outside directors,
•	the board has not established an audit committee composed of a majority of independent directors, or
•	the board does not have at least two independent directors for companies with a controlling shareholder.

➢	For companies that have established a statutory auditor board structure:

•	Putnam will withhold votes from the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

➢	For companies that have established a statutory auditor board structure, Putnam will withhold votes from the entire board of directors if:

•	the board does not have at least two outside directors, or

•	the board does not have at least two independent directors for companies with a controlling shareholder.

•	Putnam will vote against any statutory auditor nominee who attends fewer than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.) (Note that Corporate Law requires disclosure of outsiders' attendance but not that of insiders, who are presumed to have no more important time commitments.)

➢	For companies that have established an audit committee board structure (one-tier / one committee), Putnam will withhold votes from the entire board of directors if:

•	the board does not have at least two outside directors,

•	the board does not have at least two independent directors for companies with a controlling shareholder, or

•	the board has not established an audit committee composed of a majority of independent directors

Election of Executive Director and Election of Supervisory Director – REIT

REITs have a unique two-tier board structure with generally one or more executive directors and two or more supervisory directors. The number of supervisory directors must be greater than, not equal to, the number of executive directors. Shareholders are asked to vote on both types of directors. Putnam will vote as follows, provided each board of executive / supervisory directors meets legal requirements.

➢	Putnam will generally vote for the election of Executive Director
➢	Putnam will generally vote for the election of Supervisory Directors

Commentary:

Definition of outside director and independent director:

The Japanese Companies Act focuses on two director classifications: Insider or Outsider. An outside director is a director who is not a director, executive, executive director, or employee of the company or its parent company, subsidiaries or affiliates. Further, a director, executive, executive director or employee, who have executive responsibilities, of the company or subsidiaries can regain eligibility ten years after his or her resignation, provided certain other requirements are met. An outside director is designated as an “independent” director based on the Tokyo Stock Exchange listing rules. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.).

The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

Putnam will withhold votes from the entire board of directors if:

•	For large companies (i.e., those with assets of at least KRW 2 trillion); the board does not have at least three independent directors or less than a majority of directors are independent directors,

•	For small companies (i.e., those with assets of less than KRW 2 trillion), fewer than one-fourth of the directors are independent directors,

•	The board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are independent directors.

Commentary: For purposes of these guidelines, an “outside director” is a director who is independent from the management or controlling shareholders of the company and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, Putnam will also apply the standards included in Article 382 of the Korean Commercial Act, i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

➢	Putnam will generally vote for proposals to amend the Executive Officer Retirement Allowance Policy unless the recipients of the grants include non-executives; the proposal would have a negative impact on shareholders, or the proposal appear to be outside of normal market practice, in which case Putnam will vote against.

Malaysia

➢	Putnam will vote against the entire board of directors if:

•	less than 50% of the directors are independent directors, or less than a majority of the directors are independent directors for large companies,

•	the board has not established an audit committee with all members being independent directors, including the committee chair,
•	the board has not established a nominating committee with all members being non-executive directors, a majority of whom are independent, including the committee chair; the board chair should not serve as a member of the nomination committee, or
•	the board has not established a compensation committee with all members being non-executive directors, a majority of whom are independent; the board chair should not serve as a member of the remuneration committee.

Nordic Markets – Finland, Norway, Sweden

➢	Putnam will vote against the entire board of directors if:

Board Independence:

•	The board does not have a majority of directors independent from the company and management. (Sweden, Finland, Norway)
•	The board does not have at least two directors independent from the company and its major shareholders holding > 10% of the Company’s share capital. (Sweden, Finland, Norway)
•	An executive director is a member of the board. (Norway)

Audit Committee:

•	The audit committee does not consist of a majority of directors independent from the company and management. (Sweden, Finland)
•	The audit committee does not have at least one director independent from the company and its major shareholders holding > 10% of the Company’s share capital. (Sweden, Finland)
•	The audit committee is not majority independent. (Norway)

Remuneration Committee:

•	The remuneration committee is not fully independent of the company, excluding the chair. (Sweden)
•	The remuneration committee is not majority independent of the company. (Finland)
•	The remuneration committee does not consist fully of non-executive directors. (Finland)
•	The remuneration committee is not fully independent of management (Norway)
•	The remuneration committee is not majority independent from the company and its major shareholders holding > 50% of the Company’s share capital. (Sweden, Finland, Norway)

Board Nomination Committee:

•	The nomination committee does not consist of a majority of directors independent from the company. (Finland)
•	An executive is a member of the nomination committee. (Finland)

External Nomination Committee: Vote against the establishment of the nomination committee and its guidelines when:

•	The external committee is not majority independent of the company and management. (Sweden)
•	The external committee does not have at least one director not affiliated to largest shareholder on the committee. (Sweden)
•	The external committee does not meet best practice based on ISS analysis. (Finland)
•	The external committee is not majority independent of the board and management. (Norway)
•	The external committee has more than one member of the board of the directors sitting on the committee. (Norway)
•	There is insufficient disclosure provided for new nominees (Norway)
•	An executive is a member of the committee. (Norway)

Russia

➢	Putnam will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

Singapore

➢	Putnam will vote against from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

United Kingdom, Ireland

Commentary:

Application of guidelines: Although the Combined Code has adopted the “comply and explain” approach to corporate governance, Putnam believes that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in UK companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that Putnam does not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

➢	Putnam will withhold votes from the entire board of directors if:
•	the board, excluding the Non-Executive Chair, is not comprised of at least half independent non-executive directors,

•	the board has not established a Nomination committee composed of a majority of independent non-executive directors, excluding the Non-Executive Chair, or

•	the board has not established a Compensation committee composed of (1) at least three directors (in the case of smaller companies, as defined by the Combined Code, two directors) and (2) solely of independent non-executive directors. The company chair may be a member of, but not chair, the Committee provided he or she was considered independent on appointment as chair, or

•	The board has not established an Audit Committee composed of, (1) at least three directors (in the case of smaller companies as defined by the Combined Code, two directors) and (2) solely of independent non-executive directors. The board chair may not serve on the audit committee of large or small companies.

All other jurisdictions

➢	In the absence of jurisdiction specific guidelines, Putnam will vote as follows for boards/supervisory boards:
➢	Putnam will vote against the entire board of directors if

•	fewer than a majority of the directors are independent directors, or

•	the board has not established audit, nominating and compensation committees each composed of a majority of independent directors.

Additional Commentary regarding all Non-US jurisdictions:

Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Some jurisdictions may legally require or allow companies to have a certain number of employee representatives, employee shareholder representatives (e.g., France) and/or shareholder representatives on their board. Putnam generally does not consider these representatives independent. The presence of employee representatives or employee shareholder representatives on the board and key committees is generally legally mandated. In most markets, shareholders do not have the ability to vote on the election of employee representatives or employee shareholder representatives. In some markets, significant shareholders have a legal right to nominate shareholder representatives. Shareholders are required to approve the election of shareholder representatives to the board. Unlike employee representatives, there are no legal requirements regarding the presence of shareholder representatives on the board or its committees.

➢	Putnam will not include employee or employee shareholder representatives in the independence calculation of the board or key committees, nor in the calculation of the size of the board.

➢	Putnam will include shareholder representatives in the independence calculation of the board and key committees, and in the calculation of the size of the board.

➢	Putnam will generally support shareholder or employee representatives if included in the agenda Putnam will vote on a case-by-case basis when there are more candidates than seats. Additionally, Putnam will vote against such nominees when there is insufficient information disclosed.

➢	Putnam Investments’ policies regarding the provision of professional services and transactional relationship with regard to directors will apply.

➢	Putnam will vote for independent nominees for alternate director, unless such nominees do not meet Putnam’s individual director standards.

Shareholder nominated directors/self-nominated directors

➢	Putnam will vote against shareholder nominees if Putnam supports the board of directors.

➢	Putnam will vote on a case-by case basis if Putnam will be voting against the current board.

➢	Putnam will vote on a case-by-case basis if the proposal regarding a self-nominated/shareholder nominated director nominee would add an additional seat to the board if the nominee is approved.

Other Business Matters

Japan

A.	Article Amendments

➢	The Japanese Companies Act gives companies the option to adopt a U.S.-Style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). Putnam will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-Style “Board with Committees” structure. However, the independence of the outside directors is critical to effective corporate governance under this new system. Putnam will, therefore, scrutinize the backgrounds of the outside director nominees at such companies, and will vote against the amendment where Putnam believes the board lacks the necessary level of independence from the company or a substantial shareholder.

➢	Putnam will vote on a case-by-case basis on granting the board the authority to repurchase shares at its discretion.

➢	Putnam will vote against amendments to delete a requirement directing the company to reduce authorized capital by the number of treasury shares cancelled. If issued share capital decreases while authorized capital remains unchanged, then the company will have greater leeway to issue new shares (for example as a private placement or a takeover defense).

➢	Putnam will vote against proposals to authorize appointment of special directors. Under the new Corporate Law, companies are allowed to appoint, from among their directors, "special directors" who will be authorized to make decisions regarding the purchase or sale of important assets and major borrowing or lending, on condition that the board has at least six directors, including at least one non-executive director. At least three special directors must participate in the decision-making process and decisions shall be made by a majority vote of the special directors. However, the law does not require any of the special directors to be non-executives, so in effect companies may use this mechanism to bypass outsiders.

➢	Putnam will generally vote for proposals to create new class of shares or to conduct a share consolidation of outstanding shares to squeeze out minority shareholders.

➢	Putnam will vote against proposals seeking to enable companies to establish specific rules governing the exercise of shareholder rights. (Note: Such as, shareholders' right to submit shareholder proposals or call special meetings.)

B. Compensation Related Matters

➢	Putnam will vote against option plans which allow the grant of options to suppliers, customers, and other outsiders.

➢	Putnam will vote against stock option grants to independent internal statutory auditors. The granting of stock options to internal auditors, at the discretion of the directors, can compromise the independence of the auditors and provide incentives to ignore accounting problems, which could affect the stock price over the long term.

➢	Putnam will vote against the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company. Putnam will also vote against payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent. Retirement bonus proposals are all-or-nothing, meaning that split votes against individual payments cannot be made. If any one individual does not meet Putnam’s criteria, Putnam will vote against the entire bundled item.

C. Other Business Matters

➢	Putnam votes for mergers by absorptions of wholly-owned subsidiaries by their parent companies. These deals do not require the issuance of shares, and do not result in any dilution or new obligations for shareholders of the parent company. These transactions are routine.

➢	Putnam will vote for the acquisition if it is between parent and wholly-owned subsidiary.

➢	Putnam will vote for the formation of a holding company, if routine. Holding companies are once again legal in Japan and a number of companies, large and small, have sought approval to adopt a holding company structure. Most of the proposals are intended to help clarify operational authority for the different business areas in which the company is engaged and promote effective allocation of corporate resources. As most of the reorganization proposals do not entail any share issuances or any change in shareholders’ ultimate ownership interest in the operating units, Putnam will treat most such proposals as routine.

➢	Putnam will vote against proposals that authorize the board to vary the AGM record date.

➢	Putnam will vote for proposals to abolish the retirement bonus system

➢	Putnam will vote for board-approved director/officer indemnification proposals

➢	Putnam will vote on a case-by-case basis on private placements (Third-party share issuances). Where Putnam views the share issuance necessary to avoid bankruptcy or to put the company back on solid financial footing, Putnam will generally vote for. When a private placement allows a particular shareholder to obtain a controlling stake in the company at a discount to market prices, or where the private placement otherwise disadvantages ordinary shareholders, Putnam will vote against.

➢	Putnam will generally vote against shareholder rights plans (poison pills). However, if all of the following criteria are met, Putnam will evaluate such poison pills on a case-by-case basis:

1)	The poison pill must have a duration of no more than three years.
2)	The trigger threshold must be no less than 20 percent of issued capital.
3)	The company must have no other types of takeover defenses in place.
4)	The company must establish a committee to evaluate any takeover offers, and the members of that committee must all meet Putnam’s' definition of independence.
5)	At least 20 percent, and no fewer than two, of the directors must meet Putnam’s definition of independence. These independent directors must also meet Putnam’s guidelines on board meeting attendance.
6)	The directors must stand for reelection on an annual basis.
7)	The company must release its proxy materials no less than three weeks before the meeting date.

➢	Putnam will vote against proposals to allow the board to decide on income allocation without shareholder vote.

➢	Putnam will vote against proposals to limit the liability of External Audit Firms (“Accounting Auditors”)

➢	Putnam will vote against proposals seeking a reduction in board size that eliminates all vacant seats.

➢	Putnam may generally vote against proposals seeking an increase in authorized capital that leaves the company with as little as 25 percent of the authorized capital outstanding (general request). However, such proposals will be evaluated on a company specific basis, taking into consideration such factors as current authorization outstanding, existence (or lack thereof) of preemptive rights and rationale for the increase.

➢	Putnam will vote for corporate split agreement and transfer of sales operations to newly created wholly-owned subsidiaries where the transaction is a purely internal one which does not affect shareholders' ownership interests in the various operations. All other proposals will be referred back to Putnam for case-by-case review. These reorganizations usually accompany the switch to a holding company structure, but may be used in other contexts.

United Kingdom

➢	Putnam will not apply the U.S. standard 15% discount cap for employee share purchase schemes at U.K. companies. As such, Putnam will generally vote for ‘Save-As-You-Earn’ schemes in the U.K which allow for no more than a 20% purchase discount, and which otherwise comply with U.K. law and Putnam standards.

France

➢	Putnam will not apply the U.S. standard 15% discount cap for employee share purchase schemes at French companies. As such, Putnam will generally vote for employee share purchase schemes in France that allow for no greater than a 30% purchase discount, or 40% purchase discount if the vesting period is equal to or greater than ten years, and which otherwise comply with French law and Putnam standards.

➢	Putnam will generally vote for the Remuneration Report (established based on SRD II), however Putnam will vote on a case-by-case basis when Putnam is voting against both the ex-Post Remuneration Report (CEO) and ex-Ante Remuneration Policy (CEO, or proposal including CEO remuneration package) in the current year, and Putnam’s third party service provider(s) is recommending a vote against.

Canada

➢	Putnam will generally vote for Advance Notice provisions for submitting director nominations not less than 30 days prior to the date of the annual meeting. For Advance Notice provisions where the minimum number of days to submit a shareholder nominee is less than 30 days prior to the meeting date, Putnam will vote on a case-by-case basis. Putnam will also vote on a case-by-case basis if the company's policy expressly prohibits the commencement of a new notice period in the event the originally scheduled meeting is adjourned or postponed.

Hong Kong

➢	Putnam will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issuances of up to 20% of total equity in a year if the company’s board meets Putnam’s independence standards; if the company’s board does not meet Putnam’s independence standards, then Putnam will vote against these proposals.

Additionally, Putnam will vote for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) Putnam supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

This policy supplements policies regarding share issuances as stated above under section

III. Voting Shares of Non-US Issuers.

Taiwan

➢	Putnam will vote against proposals to release the board of directors from the non-compete restrictions specified in Taiwanese Company Law. However, Putnam will vote for such proposals if the directors are engaged in activities with a wholly- owned subsidiary of the company.

Australia

➢	Putnam will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets Putnam’s independence standards; if the company’s board does not meet Putnam’s independence standards, then Putnam will vote against these proposals.

➢	Putnam will vote for proposals renewing partial takeover provisions.

➢	Putnam will vote on a case-by-case basis on Board-Spill proposals.

Turkey

➢	Putnam will vote on a case-by-case basis on proposals involving related party transactions. However, Putnam will vote against when such proposals do not provide information on the specific transaction(s) to be entered into with the board members or executives.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Portfolio Managers.

The officers of the investment manager identified below are primarily responsible for the day-to-day management of the fund’s portfolio as of the filing date of this report.

Effective May 30, 2025, Paul M. Drury is no longer a Portfolio Manager of the fund.

Portfolio Managers	Joined Fund
		Employer	Positions Over Past Five Years
Benjamin Barber, CFA	2024	Franklin Advisors	Portfolio Manager
		2020 – Present

James Conn, CFA	2024	Franklin Advisors	Portfolio Manager
		2006 – Present
Garrett Hamilton, CFA	2016	Franklin Advisors	Portfolio Manager
		2024 – Present
		Putnam Investments
		1997-2024
Francisco Rivera	2024	Franklin Advisors	Portfolio Manager
		1994 – Present
Daniel Workman, CFA	2024	Franklin Advisors	Portfolio Manager
		2003 – Present

(a)(2) Other Accounts Managed by the Fund’s Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s Portfolio Managers managed as of the fund’s most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Garret Hamilton	17	$22,231,000,000	2	$238,100,000	0	$0
Benjamin Barber	10	$20,072,200,000	5	$515,400,000	4	$293,400,000
James Conn	10	$20,072,200,000	5	$515,400,000	5	$687,700,000
Francisco Rivera	10	$20,072,200,000	2	$238,100,000	117	$4,894,700,000
Daniel Workman	10	$20,072,200,000	2	$238,100,000	3	$6,800,000

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund’s Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which the investment manager believes are faced by investment professionals at most major financial firms. As described below, the investment manager and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).
•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

The investment manager attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under the investment manager’s policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.
•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).
•	All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).
•	Front running is strictly prohibited.
•	The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, the investment manager has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the investment managers investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, the investment manager or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. The investment manager or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. The investment manager, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. t\The investment manager policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in the investment managers daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, the investment managers trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The investment manager trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Franklin Advisers opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of the investment managers trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. The investment manager and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, the investment manager has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers or performance ahead of the applicable benchmark, depending on the product, based on a blend of 3-year and 5-year performance. In addition, evaluations take into account individual contributions and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on group, individual, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For Putnam Managed Municipal Income Trust and Putnam Municipal Opportunities Trust, Franklin evaluates performance based on the fund’s peer ranking in the fund’s Lipper category. This peer ranking is based on pre-tax performance.

For Putnam Master Intermediate Income Trust and Putnam Premier Income Trust, Putnam evaluates performance based on the peer ranking of related products managed by the investment manager with similar strategies in those products’ Lipper categories. This peer ranking is based on pre-tax performance.

One or more of the portfolio managers of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust receive a portion of the performance fee payable by a private fund managed by Putnam (the “Private Fund”) in connection with their service as members of the Private Fund portfolio management team. See “Other Accounts Managed by the Fund’s Portfolio Managers—Potential conflicts of interest in managing multiple accounts” in (a)(2) above for information on how the investment manager addresses potential conflicts of interest resulting from an individual’s management of more than one account.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*: Assets in the fund

Name	Year	$0	$0- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,001 and over
Garret Hamilton	2025	x
	2024	x
Benjamin Barber	2025	x
	2024+	x
James Conn	2025	x
	2024+	x
Francisco Rivera	2025	x
	2024+	x
Daniel Workman	2025	x
	2024+	x

+: Became a portfolio manager of the fund effective September 30, 2024.

(b)	Not applicable

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
November 1 – November 30, 2024	244,781	$6.27	244,781	4,114,263
December 1 – December 31, 2024	398,504	$6.20	398,504	3,715,759
January 1 – January 31, 2025	475,394	$6.16	475,394	3,240,365
February 1 – February 28, 2025	177,748	$6.27	177,748	3,062,617
March 1 – March 31, 2025	184,829	$6.19	184,829	2,877,788
April 1 – April 30, 2025	196,242	$5.84	196,242	2,681,546
May 1 – May 31, 2025	46,464	$5.96	46,464	2,635,082
June 1 – June 30, 2025	37,727	$5.90	37,727	2,597,355
July 1 – July 31, 2025	-	-	-	2,597,355
August 1 – August 31, 2025	67,645	$5.85	67,645	2,529,710
September 1 – September 30, 2025	-	-	-	2,529,710
October 1 – October 31, 2025	-	-	-	2,529,710
Total	1,829,334		1,829,334

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Managed Municipal Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 29, 2025